UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS/A

Investment Company Act file number: 811-05002

Deutsche DWS Variable Series II

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2021

The Registrant is filing this amendment to its Form N-CSR for the semi-annual period ended June 30, 2021, originally filed with the Securities and Exchange Commission on August 19, 2021 (Accession Number 0000088053-21-000670). Each Fund’s semi-annual shareholder report as of June 30, 2021 was amended to correct a misallocation between net investment income and net gain (loss) in connection with the recording of tax adjustments that affected current period net investment income and net gain (loss).

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

June 30, 2021
Semiannual Report
Deutsche DWS Variable Series II

DWS Global Income Builder VIP

Contents
3	Performance Summary
5	Portfolio Summary
6	Portfolio Management Team
7	Investment Portfolio
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statements of Changes in Net Assets
23	Financial Highlights
25	Notes to Financial Statements
34	Information About Your Fund's Expenses
35	Liquidity Risk Management
35	Proxy Voting
36	Advisory Agreement Board Considerations and Fee Evaluation
This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Although allocation among different asset categories generally limits risk, fund management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Please read the prospectus for details.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the ongoing pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2 |	Deutsche DWS Variable Series II —DWS Global Income Builder VIP

Performance Summary	June 30, 2021 (Unaudited)
Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2021 are 0.64% and 1.10% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment

Yearly periods ended June 30
MSCI All Country World Index is an unmanaged equity index which captures large and mid-capitalization representation across 23 developed markets and 27 emerging markets countries. It covers approximately 85% of the global investable equity opportunity set.
The Blended Index 60/40 consists of an equally weighted blend of 60% MSCI All Country World Index and 40% Bloomberg U.S. Universal Index.
Bloomberg U.S. Universal Index measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment grade or high yield. The index includes U.S. Treasury bonds, investment-grade and high yield U.S. corporate bonds, mortgage-backed securities, and Eurodollar bonds.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results
DWS Global Income Builder VIP		6-Month ‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,805	$12,438	$13,234	$15,655	$20,728
	Average annual total return	8.05%	24.38%	9.79%	9.38%	7.56%
MSCI All Country World Index	Growth of $10,000	$11,230	$13,926	$15,037	$19,778	$25,700
	Average annual total return	12.30%	39.26%	14.57%	14.61%	9.90%
Blended Index 60/40	Growth of $10,000	$10,679	$12,276	$13,821	$16,363	$21,002
	Average annual total return	6.79%	22.76%	11.39%	10.35%	7.70%
Bloomberg U.S. Universal Index	Growth of $10,000	$9,885	$10,112	$11,790	$11,864	$14,443
	Average annual total return	–1.15%	1.12%	5.64%	3.48%	3.74%

Deutsche DWS Variable Series II —DWS Global Income Builder VIP	| 3

Comparative Results
DWS Global Income Builder VIP		6-Month ‡	1-Year	3-Year	Life of Class*
Class B	Growth of $10,000	$10,791	$12,397	$13,141	$13,141
	Average annual total return	7.91%	23.97%	9.53%	9.01%
MSCI All Country World Index	Growth of $10,000	$11,230	$13,926	$15,037	$14,975
	Average annual total return	12.30%	39.26%	14.57%	13.60%
Blended Index 60/40	Growth of $10,000	$10,679	$12,276	$13,821	$13,811
	Average annual total return	6.79%	22.76%	11.39%	12.46%
Bloomberg U.S. Universal Index	Growth of $10,000	$9,885	$10,112	$11,790	$11,837
	Average annual total return	–1.15%	1.12%	5.64%	5.47%
The growth of $10,000 is cumulative.
*	Class B commenced operations on May 1, 2018.
‡	Total returns shown for periods less than one year are not annualized.
4 |	Deutsche DWS Variable Series II —DWS Global Income Builder VIP

Portfolio Summary	(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/21	12/31/20
Equity	62%	61%
Common Stocks	58%	57%
Preferred Stocks	4%	4%
Warrants	0%	0%
Fixed Income	34%	37%
Corporate Bonds	21%	15%
Exchange-Traded Funds	3%	3%
Asset-Backed	3%	5%
Collateralized Mortgage Obligations	2%	3%
Commercial Mortgage-Backed Securities	2%	4%
Short-Term U.S. Treasury Obligations	2%	2%
Government & Agency Obligations	1%	1%
Mortgage-Backed Securities Pass-Throughs	0%	4%
Cash Equivalents	4%	2%
Cash Equivalents	4%	2%
	100%	100%
Sector Diversification (As a % of Equities, Preferred Securities, Warrants and Corporate Bonds)	6/30/21	12/31/20
Financials	21%	19%
Information Technology	20%	20%
Communication Services	11%	10%
Health Care	9%	9%
Consumer Discretionary	8%	9%
Industrials	7%	7%
Energy	6%	5%
Utilities	5%	6%
Consumer Staples	5%	6%
Materials	4%	5%
Real Estate	4%	4%
	100%	100%
Geographical Diversification (As a % of Investment Portfolio excluding Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents)	6/30/21	12/31/20
United States	60%	63%
Japan	5%	5%
Canada	4%	3%
United Kingdom	4%	3%
Switzerland	4%	3%
Germany	2%	2%
France	2%	1%
Cayman Islands	2%	1%
Australia	2%	2%
Ireland	1%	2%
Hong Kong	1%	2%
Other	13%	13%
	100%	100%
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 7.
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Deutsche DWS Variable Series II —DWS Global Income Builder VIP	| 5

Portfolio Management Team
Dokyoung Lee, CFA, Regional Head of Multi Asset & Solutions
Di Kumble, CFA, Senior Portfolio Manager Equity
Thomas M. Farina, CFA, Head of Investment Strategy Fixed Income
Scott Agi, CFA, Head of Investment Strategy Fixed Income
Darwei Kung, Head of Investment Strategy Liquid Real Assets
Portfolio Managers
6 |	Deutsche DWS Variable Series II —DWS Global Income Builder VIP

Investment Portfolio	as of June 30, 2021 (Unaudited)
	Shares	Value ($)
Common Stocks 58.0%
Communication Services 6.0%
Diversified Telecommunication Services 2.6%
AT&T, Inc.	17,174	494,268
BCE, Inc.	7,650	377,254
Deutsche Telekom AG (Registered)	13,284	280,566
Elisa Oyj	2,892	172,557
Koninklijke KPN NV	51,092	159,574
Lumen Technologies, Inc.	11,300	153,567
Nippon Telegraph & Telephone Corp.	9,646	251,320
Orange SA	12,842	146,411
Swisscom AG (Registered)	288	164,411
Telenor ASA	12,421	209,321
Telia Co. AB	57,712	256,120
Telstra Corp., Ltd.	68,414	192,915
TELUS Corp.	7,878	176,677
Verizon Communications, Inc.	6,194	347,050
		3,382,011
Entertainment 0.6%
Activision Blizzard, Inc.	1,136	108,420
Netflix, Inc.*	400	211,284
Nintendo Co., Ltd.	356	207,072
Sea Ltd. (ADR)*	900	247,140
		773,916
Interactive Media & Services 1.8%
Alphabet, Inc. "A"*	100	244,179
Alphabet, Inc. "C"*	100	250,632
Facebook, Inc. "A"*	1,300	452,023
Match Group, Inc.*	1,500	241,875
Pinterest, Inc. "A"*	2,200	173,690
Snap, Inc. "A"*	3,100	211,234
Tencent Holdings Ltd. (ADR) (a)	3,800	286,140
Twitter, Inc.*	3,700	254,597
Zillow Group, Inc. "A"*	900	110,277
Zillow Group, Inc. "C"*	1,000	122,220
		2,346,867
Media 0.4%
Comcast Corp. "A"	5,338	304,373
Interpublic Group of Companies, Inc.	6,392	207,676
		512,049
Wireless Telecommunication Services 0.6%
KDDI Corp.	6,341	197,773
SoftBank Corp.	24,401	319,248
Vodafone Group PLC	189,190	317,554
		834,575
	Shares	Value ($)
Consumer Discretionary 4.6%
Auto Components 0.2%
Denso Corp.	3,652	249,143
Automobiles 0.8%
Bayerische Motoren Werke AG	1,742	184,476
Tesla, Inc.*	831	564,831
Toyota Motor Corp.	2,938	256,789
		1,006,096
Hotels, Restaurants & Leisure 0.7%
Evolution AB 144A	1,476	233,246
McDonald's Corp.	610	140,904
Restaurant Brands International, Inc.	1,712	110,308
Starbucks Corp.	2,289	255,933
Yum! Brands, Inc.	1,051	120,896
		861,287
Household Durables 0.3%
Garmin Ltd.	1,042	150,715
Persimmon PLC	4,417	180,735
Sekisui House Ltd.	6,426	131,794
		463,244
Internet & Direct Marketing Retail 1.5%
Amazon.com, Inc.*	528	1,816,404
Delivery Hero SE 144A*	989	130,640
		1,947,044
Multiline Retail 0.4%
Target Corp.	1,241	299,999
Wesfarmers Ltd.	4,953	219,527
		519,526
Specialty Retail 0.7%
Best Buy Co., Inc.	1,375	158,097
Chow Tai Fook Jewellery Group, Ltd.	109,200	249,502
Home Depot, Inc.	1,112	354,606
Lowe's Companies, Inc.	1,039	201,535
		963,740
Consumer Staples 3.7%
Beverages 0.5%
Coca-Cola Co.	6,482	350,741
PepsiCo, Inc.	2,306	341,680
		692,421
Food & Staples Retailing 0.7%
Endeavour Group Ltd.*	5,011	23,638
Koninklijke Ahold Delhaize NV	5,782	171,880
Tesco PLC	53,931	166,327
Walgreens Boots Alliance, Inc.	4,120	216,753

The accompanying notes are an integral part of the financial statements.
Deutsche DWS Variable Series II —DWS Global Income Builder VIP	| 7

	Shares	Value ($)
Walmart, Inc.	1,543	217,594
Woolworths Group Ltd.	5,011	143,292
		939,484
Food Products 0.9%
General Mills, Inc.	2,662	162,196
Kellogg Co.	2,170	139,596
Kraft Heinz Co.	5,680	231,630
Nestle SA (Registered)	2,656	330,748
WH Group Ltd. 144A	161,731	145,394
Wilmar International Ltd.	53,339	178,497
		1,188,061
Household Products 0.6%
Colgate-Palmolive Co.	1,255	102,095
Kimberly-Clark Corp.	1,055	141,138
Procter & Gamble Co.	2,540	342,722
Reckitt Benckiser Group PLC	1,930	170,785
		756,740
Personal Products 0.2%
Unilever PLC	5,270	308,439
Tobacco 0.8%
Altria Group, Inc.	5,300	252,704
Japan Tobacco, Inc.	15,200	287,117
Philip Morris International, Inc.	4,502	446,193
		986,014
Energy 2.1%
Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	6,200	225,073
Chevron Corp.	1,953	204,557
Enbridge, Inc.	8,200	328,304
ENEOS Holdings, Inc.	36,285	151,842
Eni SpA	15,336	186,757
Exxon Mobil Corp.	5,000	315,400
Kinder Morgan, Inc.	15,100	275,273
ONEOK, Inc.	3,400	189,176
Repsol SA (a)	14,567	182,297
TC Energy Corp.	5,595	276,861
Thungela Resources Ltd.*	345	950
TotalEnergies SE	8,451	382,343
		2,718,833
Financials 9.0%
Banks 4.4%
Banco Bilbao Vizcaya Argentaria SA*	23,677	146,776
Bank of Montreal	2,784	285,362
Bank of Nova Scotia	3,715	241,613
BOC Hong Kong Holdings Ltd.	79,663	270,355
Canadian Imperial Bank of Commerce	1,720	195,796
Citizens Financial Group, Inc.	3,046	139,720
	Shares	Value ($)
Commonwealth Bank of Australia	2,509	187,918
Credit Agricole SA	15,850	222,034
DBS Group Holdings Ltd.	12,132	268,949
Fifth Third Bancorp.	4,000	152,920
Hang Seng Bank Ltd.	10,494	209,629
HSBC Holdings PLC	29,323	169,267
Huntington Bancshares, Inc.	10,476	149,493
JPMorgan Chase & Co.	1,045	162,539
KeyCorp.	10,714	221,244
Mitsubishi UFJ Financial Group, Inc.	48,214	260,437
Mizuho Financial Group, Inc.	14,235	203,412
Oversea-Chinese Banking Corp., Ltd.	26,467	235,205
PNC Financial Services Group, Inc.	899	171,493
Regions Financial Corp.	11,494	231,949
Royal Bank of Canada	3,570	361,694
Sumitomo Mitsui Financial Group, Inc.	6,673	230,052
Toronto-Dominion Bank	5,210	365,112
Truist Financial Corp.	2,880	159,840
U.S. Bancorp.	4,120	234,716
United Overseas Bank Ltd.	14,182	272,313
		5,749,838
Capital Markets 1.6%
3i Group PLC	8,136	132,016
Apollo Global Management, Inc.	5,056	314,483
BlackRock, Inc.	237	207,368
Blackstone Group, Inc. "A"	4,633	450,050
Franklin Resources., Inc.	5,818	186,118
Hong Kong Exchanges & Clearing Ltd.	2,001	119,272
Partners Group Holding AG	195	295,371
T. Rowe Price Group, Inc.	1,255	248,452
UBS Group AG (Registered)	12,198	186,678
		2,139,808
Diversified Financial Services 0.3%
M&G PLC	50,946	161,314
ORIX Corp.	11,239	189,635
		350,949
Insurance 2.7%
Allianz SE (Registered)	1,217	303,475
Assicurazioni Generali Spa	8,050	161,363
AXA SA	7,591	192,487
Dai-ichi Life Holdings, Inc.	8,200	150,131
Fidelity National Financial, Inc.	2,970	129,076
Legal & General Group PLC	60,019	213,871
Manulife Financial Corp.	14,107	277,679
MS&AD Insurance Group Holdings, Inc.	3,798	109,672
The accompanying notes are an integral part of the financial statements.
8 |	Deutsche DWS Variable Series II —DWS Global Income Builder VIP

	Shares	Value ($)
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	496	135,829
NN Group NV	3,990	188,205
Poste Italiane SpA 144A	15,326	202,627
Progressive Corp.	2,600	255,346
Prudential Financial, Inc.	3,064	313,968
Sampo Oyj "A"	3,381	155,390
Sompo Holdings, Inc.	2,882	106,517
Swiss Re AG	3,903	352,145
Zurich Insurance Group AG	818	328,172
		3,575,953
Health Care 5.8%
Biotechnology 1.0%
AbbVie, Inc.	3,960	446,054
Amgen, Inc.	1,292	314,925
Gilead Sciences, Inc.	4,626	318,546
Seagen, Inc.*	1,700	268,396
		1,347,921
Health Care Equipment & Supplies 0.5%
Abbott Laboratories	2,558	296,549
Coloplast AS "B"	600	98,449
Medtronic PLC	2,289	284,134
		679,132
Health Care Providers & Services 0.6%
Cardinal Health, Inc.	2,923	166,874
CVS Health Corp.	3,069	256,077
UnitedHealth Group, Inc.	794	317,950
		740,901
Health Care Technology 0.1%
M3, Inc.	1,814	132,472
Pharmaceuticals 3.6%
Astellas Pharma, Inc.	8,510	148,185
AstraZeneca PLC	2,318	278,420
Bayer AG (Registered)	4,345	263,838
Bristol-Myers Squibb Co.	4,739	316,660
Chugai Pharmaceutical Co., Ltd.	4,917	194,830
Eli Lilly & Co.	1,679	385,364
GlaxoSmithKline PLC	13,428	263,653
Johnson & Johnson	2,456	404,601
Merck & Co., Inc.	4,586	356,653
Novartis AG (Registered)	4,179	380,841
Novo Nordisk AS "B"	2,903	243,211
Organon & Co.*	458	13,859
Pfizer, Inc.	11,067	433,384
Roche Holding AG	1,635	630,351
Sanofi	2,447	256,379
Takeda Pharmaceutical Co., Ltd.	5,273	176,518
		4,746,747
	Shares	Value ($)
Industrials 4.2%
Aerospace & Defense 0.4%
BAE Systems PLC	31,578	228,019
Lockheed Martin Corp.	400	151,340
Raytheon Technologies Corp.	2,015	171,900
		551,259
Air Freight & Logistics 0.7%
Deutsche Post AG (Registered)	4,510	306,746
FedEx Corp.	729	217,482
United Parcel Service, Inc. "B"	1,702	353,965
		878,193
Building Products 0.2%
Xinyi Glass Holdings Ltd.	50,525	205,958
Commercial Services & Supplies 0.0%
Quad Graphics, Inc.*	2	8
Construction & Engineering 0.1%
Bouygues SA	3,822	141,351
Electrical Equipment 0.5%
ABB Ltd. (Registered)	6,375	216,278
Eaton Corp. PLC	1,716	254,277
Emerson Electric Co.	1,726	166,110
		636,665
Industrial Conglomerates 0.8%
3M Co.	1,104	219,287
CK Hutchison Holdings Ltd.	31,960	249,035
Honeywell International, Inc.	899	197,196
Jardine Matheson Holdings Ltd.	2,426	155,070
Siemens AG (Registered)	1,348	213,577
		1,034,165
Machinery 0.3%
Cummins, Inc.	579	141,166
Kone Oyj "B"	1,250	101,975
Techtronic Industries Co., Ltd.	11,000	192,110
		435,251
Professional Services 0.2%
Adecco Group AG (Registered)	2,497	169,642
Thomson Reuters Corp.	1,373	136,381
		306,023
Road & Rail 0.2%
Union Pacific Corp.	941	206,954
Trading Companies & Distributors 0.8%
Fastenal Co.	2,018	104,936
ITOCHU Corp.	6,571	189,272
Marubeni Corp.	17,100	148,704
Mitsubishi Corp.	9,109	248,274
Mitsui & Co., Ltd.	9,405	211,686
Sumitomo Corp.	14,738	197,400
		1,100,272
The accompanying notes are an integral part of the financial statements.
Deutsche DWS Variable Series II —DWS Global Income Builder VIP	| 9

	Shares	Value ($)
Information Technology 15.2%
Communications Equipment 0.4%
Cisco Systems, Inc.	7,924	419,972
Telefonaktiebolaget LM Ericsson "B"	11,725	147,362
		567,334
Electronic Equipment, Instruments & Components 0.5%
Azbil Corp.	2,475	102,591
Corning, Inc.	4,805	196,525
Murata Manufacturing Co., Ltd.	2,848	217,442
TE Connectivity Ltd.	1,499	202,680
		719,238
IT Services 3.2%
Accenture PLC "A"	1,110	327,217
Adyen NV 144A*	63	153,924
Afterpay Ltd.*	1,980	175,471
Automatic Data Processing, Inc.	1,141	226,625
Broadridge Financial Solutions, Inc.	698	112,748
Fujitsu Ltd.	1,239	231,975
Infosys Ltd. (ADR)	11,300	239,447
International Business Machines Corp.	3,102	454,722
MasterCard, Inc. "A"	576	210,292
MongoDB, Inc.*	700	253,064
Paychex, Inc.	2,595	278,444
PayPal Holdings, Inc.*	965	281,278
Shopify, Inc. "A"*	300	438,739
Square, Inc. "A"*	1,958	477,360
Twilio, Inc. "A"*	507	199,839
Western Union Co.	3,964	91,053
		4,152,198
Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices, Inc.*	3,400	319,362
Analog Devices, Inc.	1,144	196,951
Applied Materials, Inc.	1,509	214,882
Broadcom, Inc.	1,149	547,889
Enphase Energy, Inc.*	1,255	230,456
Intel Corp.	4,471	251,002
KLA Corp.	879	284,980
Lam Research Corp.	456	296,719
Lasertec Corp.	800	155,470
Micron Technology, Inc.*	3,200	271,936
Monolithic Power Systems, Inc.	1,100	410,795
NVIDIA Corp.	462	369,646
QUALCOMM, Inc.	2,984	426,503
Skyworks Solutions, Inc.	712	136,526
SolarEdge Technologies, Inc.*	526	145,371
	Shares	Value ($)
Texas Instruments, Inc.	2,704	519,979
Tokyo Electron Ltd.	526	227,644
		5,006,111
Software 3.8%
Adobe, Inc.*	600	351,384
Crowdstrike Holdings, Inc. "A"*	661	166,116
DocuSign, Inc.*	600	167,742
Intuit, Inc.	530	259,790
Microsoft Corp.	8,266	2,239,259
Oracle Corp.	4,314	335,802
salesforce.com, Inc.*	1,100	268,697
SAP SE	1,025	144,438
ServiceNow, Inc.*	258	141,784
Trade Desk, Inc. "A"*	3,050	235,948
Zoom Video Communications, Inc. "A"*	933	361,099
Zscaler, Inc.*	1,439	310,910
		4,982,969
Technology Hardware, Storage & Peripherals 3.5%
Apple, Inc.	19,309	2,644,561
Hewlett Packard Enterprise Co.	11,453	166,985
HP, Inc.	10,793	325,841
Logitech International SA (Registered)	2,404	291,260
NetApp, Inc.	4,351	355,999
Samsung Electronics Co., Ltd. (GDR) (Registered)	133	237,205
Seagate Technology Holdings PLC	3,512	308,810
Seiko Epson Corp.	10,701	188,215
		4,518,876
Materials 3.0%
Chemicals 0.7%
Air Products & Chemicals, Inc.	488	140,388
BASF SE	2,693	212,158
Dow, Inc.	2,234	141,367
Linde PLC	406	117,375
Nutrien Ltd.	4,770	289,024
		900,312
Construction Materials 0.2%
Holcim Ltd.*	4,879	292,661
Containers & Packaging 0.3%
Amcor PLC	14,993	171,820
International Paper Co.	3,531	216,486
		388,306
Metals & Mining 1.7%
Anglo American PLC	3,457	137,365
B2Gold Corp.	24,769	103,904
BHP Group Ltd.	9,282	338,098
BHP Group PLC	9,669	284,890
The accompanying notes are an integral part of the financial statements.
10 |	Deutsche DWS Variable Series II —DWS Global Income Builder VIP

	Shares	Value ($)
Rio Tinto Ltd.	3,558	337,916
Rio Tinto PLC	4,773	392,782
Sibanye Stillwater Ltd. (ADR)	8,000	133,840
Vale SA (ADR)	18,000	410,580
		2,139,375
Paper & Forest Products 0.1%
UPM-Kymmene Oyj	3,791	143,396
Real Estate 1.9%
Equity Real Estate Investment Trusts (REITs) 1.8%
Ascendas Real Estate Investment Trust	38,565	84,604
CapitaLand Integrated Commercial Trust	102,052	158,614
Crown Castle International Corp.	873	170,322
Iron Mountain, Inc.	5,300	224,296
Link REIT	17,140	166,118
Medical Properties Trust, Inc.	12,392	249,079
Omega Healthcare Investors, Inc.	9,300	337,497
Prologis, Inc.	918	109,729
Public Storage	489	147,038
Realty Income Corp.	1,622	108,252
VEREIT Inc.	3,500	160,755
VICI Properties, Inc. (a)	9,162	284,205
WP Carey, Inc.	1,797	134,092
		2,334,601
Real Estate Management & Development 0.1%
Sun Hung Kai Properties Ltd.	11,190	166,748
Utilities 2.5%
Electric Utilities 1.8%
American Electric Power Co., Inc.	1,567	132,552
CLP Holdings Ltd.	10,088	99,785
Duke Energy Corp.	2,082	205,535
EDP - Energias de Portugal SA	35,365	187,445
Enel SpA	27,597	256,288
Fortum Oyj	8,626	237,910
Iberdrola SA	10,567	128,807
NextEra Energy, Inc.	1,958	143,482
Power Assets Holdings Ltd.	27,500	168,769
PPL Corp.	7,235	202,363
Red Electrica Corp. SA (a)	7,536	139,890
Southern Co.	3,469	209,909
SSE PLC	10,427	216,427
		2,329,162
Gas Utilities 0.2%
Snam SpA	34,289	198,209
Multi-Utilities 0.5%
Consolidated Edison, Inc.	1,613	115,685
Dominion Energy, Inc.	2,104	154,791
National Grid PLC	13,358	170,147
	Shares	Value ($)
Public Service Enterprise Group, Inc.	2,369	141,524
Sempra Energy	959	127,048
		709,195
Total Common Stocks (Cost $55,374,294)		75,958,001
Preferred Stocks 3.5%
Consumer Discretionary 0.2%
Porsche Automobil Holding SE	2,563	274,611
Financials 1.9%
AGNC Investment Corp., Series C, 7.0%	14,427	389,817
Capital One Financial Corp., Series G, 5.2%	10,000	258,200
Fifth Third Bancorp., Series I, 6.625%	10,000	290,900
KeyCorp., Series E, 6.125%	10,000	305,800
Morgan Stanley, Series K, 5.85%	10,000	295,200
The Goldman Sachs Group, Inc., Series J, 5.5%	17,000	465,800
Wells Fargo & Co., Series Y, 5.625%	15,000	397,200
		2,402,917
Real Estate 0.8%
Kimco Realty Corp., Series L, 5.125%	15,000	388,950
Prologis, Inc., Series Q, 8.54%	164	11,693
Simon Property Group, Inc., Series J, 8.375%	8,000	558,600
VEREIT, Inc., Series F, 6.7%	5,203	131,480
		1,090,723
Utilities 0.6%
Dominion Energy, Inc., Series A, 5.25%	30,000	766,800
Total Preferred Stocks (Cost $4,360,129)		4,535,051
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (b) (Cost $30,283)	170	7,304
	Principal Amount ($) (c)	Value ($)
Corporate Bonds 20.7%
Communication Services 3.2%
Alibaba Group Holding Ltd., 3.4%, 12/6/2027	300,000	327,814
America Movil SAB de CV, 4.375%, 4/22/2049	300,000	367,942
The accompanying notes are an integral part of the financial statements.
Deutsche DWS Variable Series II —DWS Global Income Builder VIP	| 11

	Principal Amount ($) (c)	Value ($)
AT&T, Inc.:
1.65%, 2/1/2028	50,000	49,628
2.25%, 2/1/2032	95,000	93,239
2.75%, 6/1/2031	60,000	62,369
3.65%, 6/1/2051	100,000	103,815
CCO Holdings LLC, 144A, 4.75%, 3/1/2030	100,000	105,750
Charter Communications Operating LLC:
3.5%, 6/1/2041	105,000	105,711
3.7%, 4/1/2051	140,000	138,469
4.4%, 12/1/2061	100,000	107,449
5.05%, 3/30/2029	100,000	118,119
CSC Holdings LLC:
144A, 3.375%, 2/15/2031	200,000	188,982
144A, 4.125%, 12/1/2030	200,000	198,750
144A, 4.5%, 11/15/2031	200,000	201,228
Discovery Communications LLC, 4.0%, 9/15/2055	40,000	42,336
Grupo Televisa SAB, 5.25%, 5/24/2049 (a)	300,000	379,358
Netflix, Inc.:
4.375%, 11/15/2026	100,000	113,722
5.875%, 11/15/2028	140,000	171,840
Tencent Holdings Ltd., REG S, 2.39%, 6/3/2030	300,000	298,883
T-Mobile U.S.A., Inc.:
2.05%, 2/15/2028	30,000	30,455
2.25%, 11/15/2031	115,000	113,444
2.625%, 4/15/2026	90,000	92,025
3.3%, 2/15/2051	125,000	124,794
3.375%, 4/15/2029	115,000	118,679
3.6%, 11/15/2060	25,000	25,452
4.375%, 4/15/2040	60,000	70,338
Verizon Communications, Inc.:
2.1%, 3/22/2028	55,000	56,150
2.55%, 3/21/2031 (a)	70,000	71,549
2.65%, 11/20/2040	40,000	38,493
3.7%, 3/22/2061	100,000	107,106
ViacomCBS, Inc., 4.2%, 5/19/2032	55,000	63,477
Vodafone Group PLC, 5.125%, 6/4/2081	80,000	80,800
		4,168,166
Consumer Discretionary 1.7%
1011778 BC Unlimited Liability Co., 144A, 4.375%, 1/15/2028	225,000	228,094
Carnival Corp.:
144A, 5.75%, 3/1/2027	80,000	83,800
144A, 7.625%, 3/1/2026	97,000	105,366
Dollar General Corp., 4.125%, 4/3/2050	20,000	23,429
Ford Motor Credit Co. LLC:
2.9%, 2/16/2028	200,000	199,052
	Principal Amount ($) (c)	Value ($)
3.37%, 11/17/2023	350,000	362,839
3.625%, 6/17/2031	240,000	244,651
General Motors Co., 5.4%, 4/1/2048	60,000	76,424
General Motors Financial Co., Inc.:
2.35%, 1/8/2031	80,000	78,936
2.7%, 6/10/2031	90,000	90,324
Hilton Domestic Operating Co., Inc.:
144A, 3.625%, 2/15/2032	225,000	222,188
144A, 4.0%, 5/1/2031	125,000	126,109
Hilton Grand Vacations Borrower Escrow LLC, 144A, 4.875%, 7/1/2031	40,000	39,895
QVC, Inc., 4.75%, 2/15/2027	185,000	196,168
Royal Caribbean Cruises Ltd.:
144A, 4.25%, 7/1/2026	40,000	39,950
144A, 5.5%, 4/1/2028	50,000	52,365
		2,169,590
Consumer Staples 0.4%
Albertsons Companies, Inc.:
144A, 3.25%, 3/15/2026	100,000	101,425
144A, 3.5%, 3/15/2029	50,000	49,437
Altria Group, Inc.:
3.7%, 2/4/2051	50,000	47,432
3.875%, 9/16/2046	20,000	19,861
Anheuser-Busch InBev Worldwide, Inc.:
4.439%, 10/6/2048	50,000	59,844
5.55%, 1/23/2049	121,000	166,356
BAT Capital Corp., 2.726%, 3/25/2031	60,000	59,237
Keurig Dr Pepper, Inc., 3.8%, 5/1/2050	15,000	16,904
Smithfield Foods, Inc., 144A, 3.0%, 10/15/2030	40,000	40,329
		560,825
Energy 2.6%
BP Capital Markets America, Inc., 3.06%, 6/17/2041	100,000	100,756
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/2025	200,000	229,214
Cheniere Energy Partners LP, 4.5%, 10/1/2029	175,000	188,125
Ecopetrol SA, 6.875%, 4/29/2030	300,000	362,103
Energy Transfer Operating LP, 5.5%, 6/1/2027	100,000	117,279
Enterprise Products Operating LLC, 4.2%, 1/31/2050	172,000	198,385
Hess Corp., 5.8%, 4/1/2047	70,000	91,212
MPLX LP, 2.65%, 8/15/2030	35,000	35,325
Petroleos Mexicanos, 6.84%, 1/23/2030	625,000	644,063
The accompanying notes are an integral part of the financial statements.
12 |	Deutsche DWS Variable Series II —DWS Global Income Builder VIP

	Principal Amount ($) (c)	Value ($)
Plains All American Pipeline LP, 3.8%, 9/15/2030	50,000	53,503
Saudi Arabian Oil Co.:
144A, 2.25%, 11/24/2030	625,000	613,356
REG S, 3.5%, 4/16/2029	300,000	324,750
Sinopec Group Overseas Development Ltd., REG S, 2.7%, 5/13/2030	300,000	309,619
Suncor Energy, Inc., 3.75%, 3/4/2051	70,000	75,720
		3,343,410
Financials 6.1%
AerCap Ireland Capital DAC:
3.15%, 2/15/2024	150,000	157,445
4.625%, 10/15/2027	150,000	167,990
Air Lease Corp.:
3.0%, 2/1/2030	125,000	126,791
4.65%, Perpetual (d)	300,000	310,875
Aircastle Ltd., 144A, 5.25%, Perpetual (d)	130,000	131,300
Ally Financial, Inc., 4.7%, Perpetual (d)	500,000	517,850
Avolon Holdings Funding Ltd.:
144A, 2.75%, 2/21/2028	110,000	108,839
144A, 4.25%, 4/15/2026	40,000	43,347
Banco Nacional de Panama, 144A, 2.5%, 8/11/2030	200,000	193,706
Bank of America Corp.:
2.676%, 6/19/2041	60,000	58,230
4.3%, Perpetual (d)	102,000	105,468
BBVA Bancomer SA, 144A, 1.875%, 9/18/2025	300,000	303,405
Blackstone Secured Lending Fund, 144A, 3.625%, 1/15/2026	155,000	164,358
BNP Paribas SA, 144A, 4.625%, Perpetual (d)	200,000	208,204
BPCE SA, 144A, 4.875%, 4/1/2026	300,000	340,121
Capital One Financial Corp., 3.95%, Perpetual (d)	350,000	357,437
Charles Schwab Corp.:
Series H, 4.0%, Perpetual (d)	125,000	127,875
Series I, 4.0%, Perpetual (d)	265,000	276,262
Citigroup, Inc.:
2.561%, 5/1/2032	40,000	40,718
2.572%, 6/3/2031	130,000	133,643
4.0%, Perpetual (d)	300,000	310,125
HSBC Holdings PLC:
2.804%, 5/24/2032	200,000	205,250
4.0%, Perpetual (d)	240,000	243,900
4.6%, Perpetual (d)	250,000	259,375
Intesa Sanpaolo SpA:
144A, 4.198%, 6/1/2032	325,000	333,047
	Principal Amount ($) (c)	Value ($)
144A, 4.95%, 6/1/2042	250,000	258,881
JPMorgan Chase & Co.:
2.956%, 5/13/2031	55,000	57,778
3.65%, Perpetual (d)	320,000	320,448
Morgan Stanley, 3.217%, 4/22/2042	30,000	31,801
Natwest Group PLC, 4.6%, Perpetual (d)	230,000	231,081
Park Aerospace Holdings Ltd., 144A, 5.25%, 8/15/2022	12,000	12,557
REC Ltd., 144A, 4.75%, 5/19/2023	200,000	210,721
Societe Generale SA, 144A, 5.375%, Perpetual (d)	250,000	264,688
The Goldman Sachs Group, Inc., 3.8%, Perpetual (d)	325,000	330,785
Truist Financial Corp., 4.8%, Perpetual (d)	300,000	315,000
UBS Group AG, 144A, 4.375%, Perpetual (d)	200,000	204,340
Wells Fargo & Co., 3.9%, Perpetual (d)	265,000	274,354
Westpac Banking Corp., 5.0%, Perpetual (d)	200,000	214,567
		7,952,562
Health Care 1.8%
AbbVie, Inc., 4.875%, 11/14/2048	75,000	96,607
Bausch Health Companies, Inc., 144A, 4.875%, 6/1/2028	90,000	92,115
Biogen, Inc., 3.15%, 5/1/2050	50,000	49,105
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029	135,000	136,856
Cigna Corp.:
2.375%, 3/15/2031	50,000	50,701
3.4%, 3/15/2051	100,000	104,405
CVS Health Corp., 5.05%, 3/25/2048	175,000	227,303
DaVita, Inc., 144A, 4.625%, 6/1/2030	140,000	143,951
Fresenius Medical Care U.S. Finance III, Inc., 144A, 2.375%, 2/16/2031	150,000	146,342
HCA, Inc., 5.25%, 6/15/2026	300,000	347,268
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/2026	925,000	879,906
UnitedHealth Group, Inc., 3.25%, 5/15/2051	100,000	106,677
		2,381,236
Industrials 1.4%
Aadvantage Loyalty IP Ltd., 144A, 5.5%, 4/20/2026	105,000	111,169
The accompanying notes are an integral part of the financial statements.
Deutsche DWS Variable Series II —DWS Global Income Builder VIP	| 13

	Principal Amount ($) (c)	Value ($)
Adani Ports & Special Economic Zone Ltd., 144A, 4.2%, 8/4/2027	200,000	208,356
Boeing Co.:
2.196%, 2/4/2026	237,000	239,265
2.75%, 2/1/2026	145,000	151,461
4.875%, 5/1/2025	98,000	109,806
5.04%, 5/1/2027	60,000	69,230
Delta Air Lines, Inc., 144A, 4.5%, 10/20/2025	30,000	32,239
FedEx Corp., 2.4%, 5/15/2031	60,000	61,063
Gartner, Inc., 144A, 3.75%, 10/1/2030	60,000	61,387
General Electric Co., 3.625%, 5/1/2030	40,000	44,603
GFL Environmental, Inc.:
144A, 3.75%, 8/1/2025	100,000	102,750
144A, 4.0%, 8/1/2028	150,000	148,177
Nielsen Finance LLC, 144A, 4.5%, 7/15/2029	60,000	60,168
Prime Security Services Borrower LLC:
144A, 5.25%, 4/15/2024	255,000	273,240
144A, 6.25%, 1/15/2028	70,000	74,462
Salesforce.Com, 2.9%, 7/15/2051 (e)	100,000	100,975
		1,848,351
Information Technology 0.9%
Broadcom, Inc.:
144A, 2.6%, 2/15/2033	70,000	68,451
5.0%, 4/15/2030	70,000	82,584
Dell International LLC, 8.35%, 7/15/2046	60,000	98,136
MSCI, Inc., 144A, 3.625%, 9/1/2030	90,000	92,039
NXP B.V., 144A, 2.5%, 5/11/2031	100,000	100,989
Open Text Corp., 144A, 3.875%, 2/15/2028	175,000	177,415
Oracle Corp.:
2.875%, 3/25/2031	45,000	46,804
3.6%, 4/1/2050	25,000	25,671
3.65%, 3/25/2041	70,000	74,225
SK Hynix, Inc., 144A, 1.5%, 1/19/2026	200,000	197,284
Square, Inc.:
144A, 2.75%, 6/1/2026	30,000	30,525
144A, 3.5%, 6/1/2031	70,000	70,613
Twilio, Inc., 3.625%, 3/15/2029	160,000	163,200
		1,227,936
Materials 0.8%
AngloGold Ashanti Holdings PLC, 3.75%, 10/1/2030 (a)	200,000	206,156
Berry Global, Inc., 144A, 1.65%, 1/15/2027	300,000	297,402
	Principal Amount ($) (c)		Value ($)
Glencore Funding LLC, 144A, 3.875%, 4/27/2051		70,000	73,304
LYB International Finance III LLC, 3.625%, 4/1/2051		30,000	31,670
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025		256,000	287,002
Tronox, Inc., 144A, 4.625%, 3/15/2029		185,000	186,846
			1,082,380
Real Estate 0.6%
American Tower Corp., (REIT), 2.95%, 1/15/2051		35,000	33,416
Boston Properties LP, (REIT), 2.55%, 4/1/2032		75,000	75,465
Crown Castle International Corp., (REIT), 2.9%, 4/1/2041		120,000	116,727
Equinix, Inc., (REIT), 2.15%, 7/15/2030		34,000	33,783
MPT Operating Partnership LP, (REIT), 3.5%, 3/15/2031		195,000	196,948
SBA Communications Corp., 144A, (REIT), 3.125%, 2/1/2029		300,000	289,220
Welltower, Inc., (REIT), 2.75%, 1/15/2031		40,000	41,219
			786,778
Utilities 1.2%
CenterPoint Energy Inc, 2.65%, 6/1/2031		30,000	30,560
ENN Energy Holdings, Ltd., 144A, 2.625%, 9/17/2030		200,000	199,522
Eskom Holdings SOC Ltd., REG S, 6.35%, 8/10/2028		200,000	222,500
NextEra Energy Operating Partners LP:
144A, 3.875%, 10/15/2026		190,000	200,687
144A, 4.25%, 7/15/2024		275,000	290,125
Pacific Gas and Electric Co.:
2.5%, 2/1/2031		20,000	18,751
3.3%, 8/1/2040		70,000	63,215
3.5%, 8/1/2050		25,000	22,281
Perusahaan Listrik Negara PT, 144A, 2.875%, 10/25/2025	EUR	260,000	329,490
Southern California Edison Co., 2.95%, 2/1/2051		60,000	54,331
Southern Co, 3.75%, 9/15/2051		100,000	100,640
Vistra Operations Co. LLC, 144A, 4.375%, 5/1/2029		65,000	65,325
			1,597,427
Total Corporate Bonds (Cost $26,345,588)			27,118,661
The accompanying notes are an integral part of the financial statements.
14 |	Deutsche DWS Variable Series II —DWS Global Income Builder VIP

	Principal Amount ($) (c)	Value ($)
Asset-Backed 2.9%
Automobile Receivables 0.5%
Avis Budget Rental Car Funding AESOP LLC, “C”, Series 2019-1A, 144A, 4.53%, 3/20/2023	100,000	101,588
Chase Auto Credit Linked Notes, “E”, Series 2021-1, 144A, 2.365%, 9/25/2028	550,000	550,119
		651,707
Credit Card Receivables 0.6%
Fair Square Issuance Trust, “A”, Series 2020-AA, 144A, 2.9%, 9/20/2024	800,000	808,721
Miscellaneous 1.8%
CF Hippolyta LLC, “B1”, Series 2021-1A, 144A, 1.98%, 3/15/2061	552,000	556,686
DB Master Finance LLC, “A2I”, Series 2019-1A, 144A, 3.787%, 5/20/2049	216,150	218,954
Domino's Pizza Master Issuer LLC, “A23”, Series 2017-1A, 144A, 4.118%, 7/25/2047	328,950	354,950
MVW Owner Trust, “A”, Series 2019-1A, 144A, 2.89%, 11/20/2036	246,141	252,959
Taco Bell Funding LLC, “A2I”, Series 2018-1A, 144A, 4.318%, 11/25/2048	487,500	488,543
Wendy's Funding LLC, “A2II”, Series 2021-1A, 144A, 2.775%, 6/15/2051	422,000	425,866
		2,297,958
Total Asset-Backed (Cost $3,702,618)		3,758,386
Mortgage-Backed Securities Pass-Throughs 0.0%
Federal Home Loan Mortgage Corp., 6.0%, 3/1/2038	2,035	2,409
Federal National Mortgage Association:
4.5%, 9/1/2035	3,065	3,426
6.0%, 1/1/2024	2,875	3,002
Total Mortgage-Backed Securities Pass-Throughs (Cost $7,913)		8,837
Commercial Mortgage-Backed Securities 1.7%
Citigroup Commercial Mortgage Trust, “D”, Series 2019-PRM, 144A, 4.35%, 5/10/2036	500,000	518,667
	Principal Amount ($) (c)	Value ($)
Credit Suisse Commercial Mortgage Trust, “B”, Series 2020-TMIC, 144A, 1-month USD-LIBOR + 5.0%, 5.25% (f), 12/15/2035	700,000	711,398
Freddie Mac Multifamily Structured Credit Risk, “M2”, Series 2021-MN1, 144A, 30-day average SOFR + 3.75%, 3.768% (f), 1/25/2051	194,000	205,620
GMAC Commercial Mortgage Securities, Inc., “G”, Series 2004-C1, 144A, 5.455%, 3/10/2038	394,448	241,226
MTRO Commercial Mortgage Trust, “C”, Series 2019-TECH, 144A, 1-month USD-LIBOR + 1.3%, 1.373% (f), 12/15/2033	250,000	248,542
Multifamily Connecticut Avenue Securities Trust, “M7”, Series 2019-01, 144A, 1-month USD-LIBOR + 1.7%, 1.792% (f), 10/15/2049	322,040	321,790
Total Commercial Mortgage-Backed Securities (Cost $2,377,952)		2,247,243
Collateralized Mortgage Obligations 2.4%
Connecticut Avenue Securities Trust:
“1M2”, Series 2019-R03, 144A, 1-month USD-LIBOR + 2.15%, 2.242% (f), 9/25/2031	54,249	54,635
“1M2”, Series 2019-R02, 144A, 1-month USD-LIBOR + 2.3%, 2.392% (f), 8/25/2031	80,471	81,026
Fannie Mae Connecticut Avenue Securities:
“1M2”, Series 2018-C06, 1-month USD-LIBOR + 2.0%, 2.092% (f), 3/25/2031	104,021	104,818
“1M2”, Series 2018-C01, 1-month USD-LIBOR + 2.25%, 2.342% (f), 7/25/2030	123,214	124,921
“1M2”, Series 2018-C05, 1-month USD-LIBOR + 2.35%, 2.442% (f), 1/25/2031	387,544	392,189
Federal Home Loan Mortgage Corp., “H”, Series 2278, 6.5%, 1/15/2031	94	103
The accompanying notes are an integral part of the financial statements.
Deutsche DWS Variable Series II —DWS Global Income Builder VIP	| 15

	Principal Amount ($) (c)	Value ($)
Federal National Mortgage Association:
“4”, Series 406, Interest Only, 4.0%, 9/25/2040	206,120	26,798
“I”, Series 2003-84, Interest Only, 6.0%, 9/25/2033	72,811	14,542
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M2”, Series 2020-DNA2, 144A, 1-month USD-LIBOR + 1.85%, 1.942% (f), 2/25/2050	1,000,000	1,008,140
“M2”, Series 2019-DNA3, 144A, 1-month USD-LIBOR + 2.05%, 2.142% (f), 7/25/2049	260,254	262,541
“M2”, Series 2019-DNA2, 144A, 1-month USD-LIBOR + 2.45%, 2.542% (f), 3/25/2049	367,855	373,577
“M2”, Series 2019-DNA1, 144A, 1-month USD-LIBOR + 2.65%, 2.742% (f), 1/25/2049	53,201	53,972
Government National Mortgage Association:
“PI”, Series 2015-40, Interest Only, 4.0%, 4/20/2044	74,084	4,532
“IN”, Series 2009-69, Interest Only, 5.5%, 8/20/2039	91,217	20,288
“IV”, Series 2009-69, Interest Only, 5.5%, 8/20/2039	88,814	19,674
“IJ”, Series 2009-75, Interest Only, 6.0%, 8/16/2039	60,846	8,811
JPMorgan Mortgage Trust, “AM”, Series 2016-3, 144A, 3.295% (f), 10/25/2046	259,849	261,950
STACR Trust, “M2”, Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.1%, 2.192% (f), 9/25/2048	324,324	328,588
Total Collateralized Mortgage Obligations (Cost $3,045,762)		3,141,105
Government & Agency Obligations 1.6%
Sovereign Bonds
Brazilian Government International Bond, 3.875%, 6/12/2030	200,000	201,680
	Principal Amount ($) (c)	Value ($)
Perusahaan Penerbit SBSN Indonesia III, 144A, 2.8%, 6/23/2030	200,000	204,596
Republic of Indonesia:
2.85%, 2/14/2030	625,000	647,998
3.85%, 10/15/2030 (a)	300,000	333,911
Republic of Philippines, 2.457%, 5/5/2030	625,000	649,382
Total Government & Agency Obligations (Cost $2,095,615)		2,037,567
Short-Term U.S. Treasury Obligations 1.6%
U.S. Treasury Bills:
0.058% (g), 5/19/2022 (h)	1,700,000	1,698,951
0.101% (g), 8/12/2021 (i)	175,000	174,988
0.125% (g), 8/12/2021 (i)	250,000	249,983
Total Short-Term U.S. Treasury Obligations (Cost $2,124,145)		2,123,922
	Shares	Value ($)
Exchange-Traded Funds 2.9%
SPDR Bloomberg Barclays Convertible Securities ETF (a) (Cost $2,340,555)	43,880	3,805,712
Securities Lending Collateral 2.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (j) (k) (Cost $3,705,356)	3,705,356	3,705,356
Cash Equivalents 4.5%
DWS Central Cash Management Government Fund, 0.02% (j) (Cost $5,899,790)	5,899,790	5,899,790
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $111,410,000)	102.6	134,346,935
Other Assets and Liabilities, Net	(2.6)	(3,374,332)
Net Assets	100.0	130,972,603
The accompanying notes are an integral part of the financial statements.
16 |	Deutsche DWS Variable Series II —DWS Global Income Builder VIP

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2021	Value ($) at 6/30/2021
Securities Lending Collateral 2.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (j) (k)
693,562	3,011,794 (l)	—	—	—	3,695	—	3,705,356	3,705,356
Cash Equivalents 4.5%
DWS Central Cash Management Government Fund, 0.02% (j)
2,394,743	27,733,850	24,228,803	—	—	451	—	5,899,790	5,899,790
3,088,305	30,745,644	24,228,803	—	—	4,146	—	9,605,146	9,605,146
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2021 amounted to $3,576,436, which is 2.7% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)	Perpetual, callable security with no stated maturity date.
(e)	When-issued, delayed delivery or forward commitment securities included.
(f)	Variable or floating rate security. These securities are shown at their current rate as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(g)	Annualized yield at time of purchase; not a coupon rate.
(h)	At June 30, 2021, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(i)	At June 30, 2021, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(j)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(k)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(l)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2021.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
MSCI: Morgan Stanley Capital International
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
S&P: Standard & Poor's
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
The accompanying notes are an integral part of the financial statements.
Deutsche DWS Variable Series II —DWS Global Income Builder VIP	| 17

At June 30, 2021, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Euro Stoxx 50 Index	EUR	9/17/2021	11	539,556	528,969	(10,587)
MSCI E-Mini Emerging Market Index	USD	9/17/2021	88	6,030,420	6,005,120	(25,300)
Ultra Long U.S. Treasury Bond	USD	9/21/2021	25	4,660,239	4,817,187	156,948
Total net unrealized appreciation						121,061
At June 30, 2021, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year U.S. Treasury Note	USD	9/21/2021	15	1,979,040	1,987,500	(8,460)
5 Year U.S. Treasury Note	USD	9/30/2021	60	7,405,633	7,405,781	(148)
S&P 500 E-Mini Index	USD	9/17/2021	3	636,831	643,290	(6,459)
TOPIX Index	JPY	9/9/2021	7	1,234,048	1,224,267	9,781
Ultra 10 Year U.S. Treasury Note	USD	9/21/2021	19	2,755,340	2,796,860	(41,520)
Total net unrealized depreciation						(46,806)
At June 30, 2021, open interest rate swap contracts were as follows:
Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)
Fixed — 0.25% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	3/16/2021/3/16/2023	3,200,000	USD	(1,434)	260	(1,694)
Fixed — 0.45% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	3/16/2021/3/16/2024	2,100,000	USD	(327)	(45)	(282)
Fixed — 1.3% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	3/16/2021/3/16/2028	400,000	USD	(5,058)	91	(5,149)
Fixed — 1.63% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	3/16/2021/3/16/2031	300,000	USD	(7,804)	347	(8,151)
Total unrealized depreciation							(15,276)
β	3-month LIBOR rate as of June 30, 2021 is 0.146%.
At June 30, 2021, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	450,000	USD	543,249	8/5/2021	9,289	Citigroup, Inc.
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	339,957	EUR	280,000	8/5/2021	(7,715)	Toronto-Dominion Bank
Currency Abbreviation(s)

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, interest rate swap contracts and forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.
18 |	Deutsche DWS Variable Series II —DWS Global Income Builder VIP

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$ 75,958,001	$ —	$ —	$ 75,958,001
Preferred Stocks (a)	4,535,051	—	—	4,535,051
Warrants	—	—	7,304	7,304
Corporate Bonds (a)	—	27,118,661	—	27,118,661
Asset-Backed (a)	—	3,758,386	—	3,758,386
Mortgage-Backed Securities Pass-Throughs	—	8,837	—	8,837
Commercial Mortgage-Backed Securities	—	2,247,243	—	2,247,243
Collateralized Mortgage Obligations	—	3,141,105	—	3,141,105
Government & Agency Obligations	—	2,037,567	—	2,037,567
Short-Term U.S. Treasury Obligations	—	2,123,922	—	2,123,922
Exchange-Traded Funds	3,805,712	—	—	3,805,712
Short-Term Investments (a)	9,605,146	—	—	9,605,146
Derivatives (b)
Futures Contracts	166,729	—	—	166,729
Forward Foreign Currency Contracts	—	9,289	—	9,289
Total	$ 94,070,639	$40,445,010	$7,304	$134,522,953
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$ (92,474)	$ —	$ —	$ (92,474)
Interest Rate Swap Contracts	—	(15,276)	—	(15,276)
Forward Foreign Currency Contracts	—	(7,715)	—	(7,715)
Total	$ (92,474)	$ (22,991)	$ —	$ (115,465)
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts and forward foreign currency contracts.
The accompanying notes are an integral part of the financial statements.
Deutsche DWS Variable Series II —DWS Global Income Builder VIP	| 19

Statement of Assets and Liabilities
as of June 30, 2021 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $101,804,854) — including $3,576,436 of securities loaned	$ 124,741,789
Investment in DWS Government & Agency Securities Portfolio (cost $3,705,356)*	3,705,356
Investment in DWS Central Cash Management Government Fund (cost $5,899,790)	5,899,790
Cash	21,234
Foreign currency, at value (cost $105,598)	105,255
Receivable for investments sold	102,749
Receivable for investments sold — when-issued/delayed delivery securities	5,683,715
Receivable for Fund shares sold	8,092
Dividends receivable	167,116
Interest receivable	264,176
Unrealized appreciation on forward foreign currency contracts	9,289
Foreign taxes recoverable	78,387
Other assets	1,384
Total assets	140,788,332
Liabilities
Payable upon return of securities loaned	3,705,356
Payable for investments purchased — when-issued/delayed delivery securities	5,786,609
Payable for Fund shares redeemed	137,866
Payable for variation margin on futures contracts	31,382
Payable for variation margin on centrally cleared swaps	2,542
Unrealized depreciation on forward foreign currency contracts	7,715
Accrued management fee	39,765
Accrued Trustees' fees	1,162
Other accrued expenses and payables	103,332
Total liabilities	9,815,729
Net assets, at value	$ 130,972,603
Net Assets Consist of
Distributable earnings (loss)	31,067,785
Paid-in capital	99,904,818
Net assets, at value	$ 130,972,603
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($130,959,463 ÷ 5,021,102 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 26.08
Class B
Net Asset Value, offering and redemption price per share ($13,140 ÷ 504 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)**	$ 26.06
*	Represents collateral on securities loaned.
**	Net asset value and redemption price per share may not recalculate due to rounding of net assets and/or shares outstanding.
The accompanying notes are an integral part of the financial statements.
20 |	Deutsche DWS Variable Series II —DWS Global Income Builder VIP

Statement of Operations
for the six months ended June 30, 2021 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $79,863)	$ 1,376,752
Interest	669,367
Income distributions — DWS Central Cash Management Government Fund	451
Securities lending income, net of borrower rebates	3,695
Total income	2,050,265
Expenses:
Management fee	235,907
Administration fee	61,846
Services to shareholders	461
Distribution service fee (Class B)	16
Custodian fee	13,368
Professional fees	48,599
Reports to shareholders	24,648
Trustees' fees and expenses	2,987
Other	11,966
Total expenses before expense reductions	399,798
Expense reductions	(7)
Total expenses after expense reductions	399,791
Net investment income	1,650,474
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	6,951,890
Swap contracts	(141,461)
Futures	92,066
Forward foreign currency contracts	(22,683)
Foreign currency	7,269
6,887,081
Change in net unrealized appreciation (depreciation) on:
Investments	1,068,353
Swap contracts	144,848
Futures	156,413
Forward foreign currency contracts	40,211
Foreign currency	42,981
1,452,806
Net gain (loss)	8,339,887
Net increase (decrease) in net assets resulting from operations	$ 9,990,361
The accompanying notes are an integral part of the financial statements.
Deutsche DWS Variable Series II —DWS Global Income Builder VIP	| 21

Statements of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations:
Net investment income	$ 1,650,474	$ 2,995,370
Net realized gain (loss)	6,887,081	1,789,241
Change in net unrealized appreciation (depreciation)	1,452,806	4,431,654
Net increase (decrease) in net assets resulting from operations	9,990,361	9,216,265
Distributions to shareholders:
Class A	(4,841,632)	(6,579,884)
Class B	(443)	(575)
Total distributions	(4,842,075)	(6,580,459)
Fund share transactions:
Class A
Proceeds from shares sold	1,805,297	2,458,485
Reinvestment of distributions	4,841,632	6,579,884
Payments for shares redeemed	(7,577,519)	(14,768,561)
Net increase (decrease) in net assets from Class A share transactions	(930,590)	(5,730,192)
Class B
Reinvestment of distributions	443	575
Net increase (decrease) in net assets from Class B share transactions	443	575
Increase (decrease) in net assets	4,218,139	(3,093,811)
Net assets at beginning of period	126,754,464	129,848,275
Net assets at end of period	$130,972,603	$126,754,464
Other Information
Class A
Shares outstanding at beginning of period	5,056,269	5,271,275
Shares sold	70,383	106,312
Shares issued to shareholders in reinvestment of distributions	189,422	324,451
Shares redeemed	(294,972)	(645,769)
Net increase (decrease) in Class A shares	(35,167)	(215,006)
Shares outstanding at end of period	5,021,102	5,056,269
Class B
Shares outstanding at beginning of period	487	458.6
Shares issued to shareholders in reinvestment of distributions	17	28.4
Net increase (decrease) in Class B shares	17	28.4
Shares outstanding at end of period	504	487
The accompanying notes are an integral part of the financial statements.
22 |	Deutsche DWS Variable Series II —DWS Global Income Builder VIP

Financial Highlights
DWS Global Income Builder VIP — Class A
	Six Months Ended 6/30/21	Years Ended December 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$25.07	$24.63	$21.33	$26.56	$23.50	$22.93
Income (loss) from investment operations:
Net investment income[a]	.33	.57	.69	.80	.71	.61
Net realized and unrealized gain (loss)	1.67	1.16	3.54	(2.67)	3.10	.91
Total from investment operations	2.00	1.73	4.23	(1.87)	3.81	1.52
Less distributions from:
Net investment income	(.62)	(.74)	(.90)	(.98)	(.75)	(.95)
Net realized gains	(.37)	(.55)	(.03)	(2.38)	—	—
Total distributions	(.99)	(1.29)	(.93)	(3.36)	(.75)	(.95)
Net asset value, end of period	$26.08	$25.07	$24.63	$21.33	$26.56	$23.50
Total Return (%)	8.05 *	8.28	20.16	(7.66) [b]	16.54	6.81
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	131	127	130	120	147	185
Ratio of expenses before expense reductions (%)[c]	.63 **	.64	.68	.69	.63	.62
Ratio of expenses after expense reductions (%)[c]	.63 **	.64	.68	.68	.63	.62
Ratio of net investment income (%)	2.59 **	2.51	2.96	3.34	2.85	2.66
Portfolio turnover rate (%)	68 *	137	182	70	122	135
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
*	Not annualized
**	Annualized

The accompanying notes are an integral part of the financial statements.
Deutsche DWS Variable Series II —DWS Global Income Builder VIP	| 23

DWS Global Income Builder VIP — Class B
	Six Months Ended 6/30/21	Years Ended December 31,		Period Ended
	(Unaudited)	2020	2019	12/31/18 [a]
Selected Per Share Data
Net asset value, beginning of period	$25.01	$24.61	$21.30	$22.65
Income (loss) from investment operations:
Net investment income[b]	.29	.50	.65	.50
Net realized and unrealized gain (loss)	1.67	1.15	3.55	(1.85)
Total from investment operations	1.96	1.65	4.20	(1.35)
Less distributions from:
Net investment income	(.54)	(.70)	(.86)	—
Net realized gains	(.37)	(.55)	(.03)	—
Total distributions	(.91)	(1.25)	(.89)	—
Net asset value, end of period	$26.06	$25.01	$24.61	$21.30
Total Return (%)[c]	7.91 *	7.90	20.01	(5.96) *
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	13	12	11	9
Ratio of expenses before expense reductions (%)[d]	1.08 **	1.10	1.10	1.15 **
Ratio of expenses after expense reductions (%)[d]	.96 **	.93	.86	.86 **
Ratio of net investment income (%)	2.25 **	2.20	2.77	3.30 **
Portfolio turnover rate (%)	68 *	137	182	70 [e]
[a]	For the period from May 1, 2018 (commencement of operations) to December 31, 2018.
[b]	Based on average shares outstanding during the period.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
[e]	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2018.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
24 |	Deutsche DWS Variable Series II —DWS Global Income Builder VIP

Notes to Financial Statements	(Unaudited)
A.	Organization and Significant Accounting Policies
DWS Global Income Builder VIP (the “Fund”) is a diversified series of Deutsche DWS Variable Series II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.
Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Sales of Class B shares are subject to recordkeeping fees of up to 0.15% and Rule 12b-1 fees under the 1940 Act equal to an annual rate of up to 0.25% of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable Rule 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and Exchange-Traded Funds (“ETFs”) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities or ETFs are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.
Debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.
Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect
Deutsche DWS Variable Series II —DWS Global Income Builder VIP	| 25

their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended June 30, 2021, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.01% annualized effective rate as of June 30, 2021) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
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As of June 30, 2021, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of June 30, 2021

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$ 933,456	$ —	$ —	$ —	$ 933,456
Corporate Bonds	664,700	—	—	—	664,700
Government & Agency Obligations	345,000	—	—	—	345,000
Exchange-Traded Funds	1,762,200	—	—	—	1,762,200
Total Borrowings	$ 3,705,356	$ —	$ —	$ —	$ 3,705,356
Gross amount of recognized liabilities for securities lending transactions:					$ 3,705,356
When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.
Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable based upon the current interpretation of the tax rules and regulations. Estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At June 30, 2021, the aggregate cost of investments for federal income tax purposes was $111,995,971. The net unrealized appreciation for all investments based on tax cost was $22,350,964. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $24,026,075 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $1,675,111.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2020 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, forward currency contracts, futures contracts, swap contracts and certain securities sold at a
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loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other.  Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes, with the exception of securities in default of principal.
B.	Derivative Instruments
Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the Fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the Fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the Fund exchanges cash flows.
The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a centrally cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.
An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.
Interest rate swaps are agreements in which the Fund agrees to pay to the counterparty a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment. The payment obligations are based on the notional amount of the swap. For the six months ended June 30, 2021, the Fund entered into interest rate swap agreements to gain exposure to different parts of the yield curve while managing overall duration.
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A summary of the open interest rate swap contracts as of June 30, 2021 is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2021, the investment in interest rate swap contracts had a notional amount generally indicative of a range from $1,800,000 to $6,000,000.
Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2021, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration. The Fund also entered into interest rate futures contracts for non-hedging purposes to seek to enhance potential gains. In addition, the Fund entered into equity index futures as a means of gaining exposure to the equity asset class without investing directly into such asset class and to manage the risk of stock market volatility.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of June 30, 2021, is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2021, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $10,124,000 to $12,345,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $7,617,000 to $15,184,000.
Forward Foreign Currency Contracts. A forward foreign currency contract (“forward currency contract”) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended June 30, 2021 the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings, to facilitate transactions in foreign currency denominated securities and for non-hedging purposes to seek to enhance potential gains.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
A summary of the open forward currency contracts as of June 30, 2021, is included in the table following the Fund’s Investment Portfolio. For the six months ended June 30, 2021, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $542,000 to $939,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $340,000.
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The following tables summarize the value of the Fund's derivative instruments held as of June 30, 2021 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Assets Derivative	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$ —	$ 9,781	$ 9,781
Interest Rate Contracts (a)	—	156,948	156,948
Foreign Exchange Contracts (b)	9,289	—	9,289
	$ 9,289	$ 166,729	$ 176,018
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:
(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
(b)	Unrealized appreciation on forward foreign currency contracts
Liability Derivative	Forward Contracts	Swap Contracts	Futures Contracts	Total
Equity Contracts (a)	$ —	$ —	$ (42,346)	$ (42,346)
Interest Rate Contracts (a)	—	(15,276)	(50,128)	(65,404)
Foreign Exchange Contracts (b)	(7,715)	—	—	(7,715)
	$ (7,715)	$ (15,276)	$ (92,474)	$ (115,465)
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:
(a)	Includes cumulative depreciation of futures and centrally cleared swap contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
(b)	Unrealized depreciation on forward foreign currency contracts
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2021 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Equity Contracts (a)	$ —	$ —	$ 225,124	$ 225,124
Interest Rate Contracts (a)	—	(141,461)	(133,058)	(274,519)
Foreign Exchange Contracts (a)	(22,683)	—	—	(22,683)
	$(22,683)	$(141,461)	$ 92,066	$ (72,078)
Each of the above derivatives is located in the following Statement of Operations accounts:
(a)	Net realized gain (loss) from forward foreign currency contracts, swap and futures contracts, respectively
Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Equity Contracts (a)	$ —	$ —	$ 15,508	$ 15,508
Interest Rate Contracts (a)	—	144,848	140,905	285,753
Foreign Exchange Contracts (a)	40,211	—	—	40,211
	$ 40,211	$ 144,848	$ 156,413	$ 341,472
Each of the above derivatives is located in the following Statement of Operations accounts:
(a)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts, swap and futures contracts, respectively
As of June 30, 2021, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and
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exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following tables:
Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Citigroup, Inc.	$ 9,289	$ —	$ —	$ 9,289
Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Toronto-Dominion Bank	$ 7,715	$ —	$ —	$ 7,715
C.	Purchases and Sales of Securities
During the six months ended June 30, 2021, purchases and sales of investment securities (excluding short-term investments) aggregated $86,051,546 and $98,059,517, respectively.
D.	Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million	.370%
Next $750 million	.345%
Over $1 billion	.310%
Accordingly, for the six months ended June 30, 2021, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.37% of the Fund’s average daily net assets.
For the period from January 1, 2021 through September 30, 2021 (through April 30, 2022 for Class B shares), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.71%
Class B	.96%
For the six months ended June 30, 2021, fees waived and/or expenses reimbursed for Class B are $7.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2021, the Administration Fee was $61,846, of which $10,425 is unpaid.
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Distribution Service Agreement. DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, is the Fund’s distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of the average daily net assets of Class B shares. For the six months ended June 30, 2021, the Distribution Service Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at June 30, 2021
Class B	$ 16	$ 3
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2021, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2021
Class A	$ 267	$ 83
Class B	13	4
	$ 280	$ 87
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2021, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $743, of which $294 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2021, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $278.
E.	Ownership of the Fund
At June 30, 2021, one participating insurance company was owner of record of 10% or more of the total outstanding Class A shares of the Fund, owning 67%.
F.	Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2021.
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G.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund's accounting and financial reporting.
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Information About Your Fund’s Expenses	(Unaudited)
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for Class B; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2021 to June 30, 2021).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended June 30, 2021

Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/21	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/21	$ 1,080.50	$ 1,079.10
Expenses Paid per $1,000*	$ 3.25	$ 4.95
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/21	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/21	$ 1,021.67	$ 1,020.03
Expenses Paid per $1,000*	$ 3.16	$ 4.81
*	Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	Class A	Class B
Deutsche DWS Variable Series II — DWS Global Income Builder VIP	.63%	.96%
For more information, please refer to the Fund’s prospectus.
These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.
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Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee”) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2021, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2019 through November 30, 2020 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.
Proxy Voting
The Trust’s policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Trust’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Deutsche DWS Variable Series II —DWS Global Income Builder VIP	| 35

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Global Income Builder VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2020.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the "Independent Trustees").
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2019, the Fund’s performance (Class A shares) was in the 2nd quartile, 1st quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile
36 |	Deutsche DWS Variable Series II —DWS Global Income Builder VIP

being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2019.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2019). The Board noted that, effective March 1, 2020, the fee paid to DIMA under the Fund’s administrative services agreement was reduced to 0.097%. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be equal to the median of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2019, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds”) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the
Deutsche DWS Variable Series II —DWS Global Income Builder VIP	| 37

substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
The Board also considered that on September 24, 2020, the SEC granted a temporary order permitting DIMA and its affiliates to continue providing investment advisory and underwriting services to the DWS Funds notwithstanding a consent order entered into by Deutsche Bank AG on June 17, 2020 (the “Consent Order”). The Board noted that the temporary order was granted effective as of the date of the Consent Order. The Board also noted various representations by DIMA to the Board relating to the Consent Order, including that the conduct giving rise to the Consent Order (unintentional conduct that resulted from a system outage that prevented Deutsche Bank AG from reporting data in accordance with applicable CFTC requirements for five days in April 2016) did not involve any DWS Fund or services DIMA and its affiliates provide to the DWS Funds, that DIMA and its personnel had no involvement in the alleged conduct giving rise to the Consent Order, and that the DWS Funds would not bear any financial impact or costs relating to the Consent Order.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
38 |	Deutsche DWS Variable Series II —DWS Global Income Builder VIP

Notes

VS2GIB-3 (R-028382-10 8/21)

June 30, 2021
Semiannual Report
Deutsche DWS Variable Series II

DWS Small Mid Cap Growth VIP

Contents
3	Performance Summary
4	Portfolio Summary
4	Portfolio Management Team
5	Investment Portfolio
9	Statement of Assets and Liabilities
9	Statement of Operations
10	Statements of Changes in Net Assets
11	Financial Highlights
12	Notes to Financial Statements
16	Information About Your Fund's Expenses
17	Liquidity Risk Management
17	Proxy Voting
18	Advisory Agreement Board Considerations and Fee Evaluation
This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Stocks may decline in value. Smaller and medium company stocks tend to be more volatile than large company stocks. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the ongoing pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2 |	Deutsche DWS Variable Series II —DWS Small Mid Cap Growth VIP

Performance Summary	June 30, 2021 (Unaudited)
Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.
The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated May 1, 2021 is 0.82% for Class A shares and may differ from the expense ratio disclosed in the Financial Highlights table in this report.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment

Yearly periods ended June 30

The Russell 2500TM Growth Index is an unmanaged index that measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results
DWS Small Mid Cap Growth VIP		6-Month ‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,968	$14,912	$14,270	$20,178	$29,930
	Average annual total return	9.68%	49.12%	12.58%	15.07%	11.59%
Russell 2500 Growth Index	Growth of $10,000	$10,867	$14,963	$17,344	$25,597	$39,871
	Average annual total return	8.67%	49.63%	20.15%	20.68%	14.83%
The growth of $10,000 is cumulative.
‡	Total returns shown for periods less than one year are not annualized.
Deutsche DWS Variable Series II —DWS Small Mid Cap Growth VIP	| 3

Portfolio Summary	(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/21	12/31/20
Common Stocks	99%	97%
Cash Equivalents	1%	2%
Exchange-Traded Funds	0%	1%
	100%	100%
Sector Diversification (As a % of Investment Portfolio excluding Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents)	6/30/21	12/31/20
Information Technology	29%	29%
Health Care	27%	29%
Consumer Discretionary	15%	13%
Industrials	14%	14%
Financials	5%	5%
Materials	4%	4%
Real Estate	3%	3%
Consumer Staples	2%	2%
Communication Services	1%	1%
Energy	0%	0%
	100%	100%
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 5.
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Portfolio Management Team
Peter Barsa, Senior Portfolio Manager Equity
Michael A. Sesser, CFA, Senior Portfolio Manager Equity
Portfolio Managers
4 |	Deutsche DWS Variable Series II —DWS Small Mid Cap Growth VIP

Investment Portfolio	as of June 30, 2021 (Unaudited)
	Shares	Value ($)
Common Stocks 98.9%
Communication Services 0.8%
Diversified Telecommunication Services 0.3%
Bandwidth, Inc. "A"*	1,484	204,673
Entertainment 0.5%
Take-Two Interactive Software, Inc.*	2,174	384,842
Consumer Discretionary 14.4%
Auto Components 1.2%
Gentherm, Inc.*	7,364	523,212
Tenneco, Inc. "A"*	18,953	366,172
		889,384
Diversified Consumer Services 1.5%
Bright Horizons Family Solutions, Inc.*	5,598	823,521
Terminix Global Holdings, Inc.*	6,718	320,516
		1,144,037
Hotels, Restaurants & Leisure 2.1%
Hilton Grand Vacations, Inc.*	12,491	517,003
Jack in the Box, Inc.	7,892	879,484
Penn National Gaming, Inc.*	2,400	183,576
		1,580,063
Household Durables 3.9%
Helen of Troy Ltd.*	2,963	675,920
iRobot Corp.* (a)	6,273	585,835
LGI Homes, Inc.*	3,489	565,009
TopBuild Corp.*	5,977	1,182,131
		3,008,895
Internet & Direct Marketing Retail 0.3%
Just Eat Takeaway.com NV (ADR)*	12,289	224,397
Leisure Products 1.9%
YETI Holdings, Inc.*	16,312	1,497,768
Specialty Retail 3.5%
Burlington Stores, Inc.*	2,883	928,297
Camping World Holdings, Inc. "A" (a)	24,907	1,020,938
Leslie's, Inc.*	2,799	76,945
The Children's Place, Inc.*	6,488	603,773
Vroom, Inc.*	999	41,818
		2,671,771
Consumer Staples 1.9%
Food & Staples Retailing 1.1%
Casey's General Stores, Inc.	4,371	850,772
Household Products 0.8%
Spectrum Brands Holdings, Inc.	6,982	593,749
	Shares	Value ($)
Energy 0.5%
Oil, Gas & Consumable Fuels
Contango Oil & Gas Co.*	39,242	169,526
Ovintiv, Inc.	6,811	214,342
		383,868
Financials 4.7%
Banks 2.4%
Pinnacle Financial Partners, Inc.	5,944	524,795
South State Corp.	4,704	384,599
SVB Financial Group*	742	412,871
Synovus Financial Corp.	11,493	504,313
		1,826,578
Capital Markets 1.5%
Lazard Ltd. "A"	13,717	620,694
Moelis & Co. "A"	9,136	519,747
		1,140,441
Consumer Finance 0.4%
Green Dot Corp. "A"*	6,162	288,690
Insurance 0.4%
eHealth, Inc.*	6,102	356,357
Health Care 26.9%
Biotechnology 10.8%
Acceleron Pharma, Inc.*	2,755	345,725
Amicus Therapeutics, Inc.*	17,294	166,714
Apellis Pharmaceuticals, Inc.*	5,451	344,503
Arena Pharmaceuticals, Inc.*	5,976	407,563
Biohaven Pharmaceutical Holding Co., Ltd.*	7,887	765,670
Blueprint Medicines Corp.*	4,684	412,005
Deciphera Pharmaceuticals, Inc.*	1,963	71,865
Emergent BioSolutions, Inc.*	8,761	551,855
Fate Therapeutics, Inc.*	3,846	333,794
Global Blood Therapeutics, Inc.*	4,524	158,430
Heron Therapeutics, Inc.*	22,719	352,599
Insmed, Inc.*	6,610	188,121
Intellia Therapeutics, Inc.*	1,898	307,305
Invitae Corp.*	5,038	169,932
iTeos Therapeutics, Inc.*	5,136	131,738
Kiniksa Pharmaceuticals Ltd. "A"*	8,769	122,152
Ligand Pharmaceuticals, Inc.*	2,672	350,540
Mirati Therapeutics, Inc.*	2,178	351,812
Natera, Inc.*	4,935	560,271
Neurocrine Biosciences, Inc.*	7,085	689,512
TG Therapeutics, Inc.*	4,142	160,668
Translate Bio, Inc.*	9,407	259,069
Travere Therapeutics, Inc.*	23,478	342,544
Turning Point Therapeutics, Inc.*	2,679	209,016

The accompanying notes are an integral part of the financial statements.
Deutsche DWS Variable Series II —DWS Small Mid Cap Growth VIP	| 5

	Shares	Value ($)
Ultragenyx Pharmaceutical, Inc.*	3,057	291,485
Veracyte, Inc.*	5,225	208,896
		8,253,784
Health Care Equipment & Supplies 2.4%
Axonics, Inc.*	4,613	292,510
BioLife Solutions, Inc.*	6,109	271,912
Globus Medical, Inc. "A"*	4,024	311,981
Haemonetics Corp.*	1,353	90,164
iRhythm Technologies, Inc.*	2,568	170,387
Natus Medical, Inc.*	9,520	247,330
Nevro Corp.*	1,428	236,748
Outset Medical, Inc.*	736	36,785
Quidel Corp.*	1,635	209,476
		1,867,293
Health Care Providers & Services 9.3%
AMN Healthcare Services, Inc.*	13,141	1,274,414
Clover Health Investments Corp.* (a)	15,307	203,889
HealthEquity, Inc.*	1,929	155,246
ModivCare, Inc.*	11,053	1,879,784
Molina Healthcare, Inc.*	4,119	1,042,354
Option Care Health, Inc.*	27,764	607,199
RadNet, Inc.*	55,477	1,869,020
Tivity Health, Inc.*	4,464	117,448
		7,149,354
Health Care Technology 0.6%
Vocera Communications, Inc.*	11,330	451,501
Life Sciences Tools & Services 2.0%
Avantor, Inc.*	7,242	257,163
Masimo Corp.*	3,540	858,273
Tandem Diabetes Care, Inc.*	4,219	410,931
		1,526,367
Pharmaceuticals 1.8%
Aclaris Therapeutics, Inc.*	12,953	227,454
ANI Pharmaceuticals, Inc.*	8,521	298,661
Avadel Pharmaceuticals PLC (ADR)* (a)	18,916	127,305
Pacira BioSciences, Inc.*	11,807	716,449
		1,369,869
Industrials 14.0%
Aerospace & Defense 0.9%
HEICO Corp.	5,006	697,937
Building Products 4.1%
Advanced Drainage Systems, Inc.	3,825	445,880
Allegion PLC	7,499	1,044,611
AZEK Co., Inc.*	2,261	96,002
Builders FirstSource, Inc.*	18,923	807,255
Masonite International Corp.*	6,705	749,552
		3,143,300
	Shares	Value ($)
Commercial Services & Supplies 2.2%
MSA Safety, Inc.	2,627	434,979
Tetra Tech, Inc.	3,462	422,502
The Brink's Co.	11,036	848,006
		1,705,487
Construction & Engineering 0.7%
MasTec, Inc.*	4,674	495,911
Electrical Equipment 1.6%
Generac Holdings, Inc.*	1,478	613,592
Plug Power, Inc.*	4,018	137,375
Thermon Group Holdings, Inc.*	26,199	446,431
		1,197,398
Machinery 0.7%
IDEX Corp.	2,502	550,565
Professional Services 1.7%
Kforce, Inc.	20,225	1,272,759
Trading Companies & Distributors 2.1%
H&E Equipment Services, Inc.	16,406	545,828
Rush Enterprises, Inc. "A"	16,590	717,352
Titan Machinery, Inc.*	11,743	363,328
		1,626,508
Information Technology 28.8%
Communications Equipment 1.2%
Calix, Inc.*	8,844	420,090
Lumentum Holdings, Inc.* (a)	6,080	498,742
		918,832
Electronic Equipment, Instruments & Components 1.4%
Cognex Corp.	7,873	661,726
IPG Photonics Corp.*	1,883	396,880
		1,058,606
IT Services 3.1%
Broadridge Financial Solutions, Inc.	6,371	1,029,108
MAXIMUS, Inc.	8,556	752,671
WEX, Inc.*	2,932	568,515
		2,350,294
Semiconductors & Semiconductor Equipment 6.7%
Advanced Energy Industries, Inc.	12,629	1,423,415
CMC Materials, Inc.	3,131	471,967
Entegris, Inc.	6,342	779,876
Monolithic Power Systems, Inc.	2,547	951,177
Semtech Corp.*	7,632	525,082
SiTime Corp.*	4,087	517,373
Ultra Clean Holdings, Inc.*	9,195	493,955
		5,162,845
Software 16.4%
Aspen Technology, Inc.*	9,339	1,284,486
The accompanying notes are an integral part of the financial statements.
6 |	Deutsche DWS Variable Series II —DWS Small Mid Cap Growth VIP

	Shares	Value ($)
Cornerstone OnDemand, Inc.*	11,656	601,216
DocuSign, Inc.*	1,548	432,774
Envestnet, Inc.*	9,852	747,373
Five9, Inc.*	13,670	2,506,941
LivePerson, Inc.*	7,263	459,312
Proofpoint, Inc.*	4,417	767,498
QAD, Inc. "A"	12,528	1,090,187
Rapid7, Inc.*	4,444	420,536
Tyler Technologies, Inc.*	4,558	2,061,902
Varonis Systems, Inc.*	37,511	2,161,384
		12,533,609
Materials 4.1%
Construction Materials 1.2%
Eagle Materials, Inc.	6,501	923,857
Containers & Packaging 0.7%
Berry Global Group, Inc.*	7,728	504,020
Metals & Mining 2.2%
Cleveland-Cliffs, Inc.* (a)	61,077	1,316,820
First Quantum Minerals Ltd.	17,207	396,583
		1,713,403
Real Estate 2.8%
Equity Real Estate Investment Trusts (REITs)
Americold Realty Trust	10,299	389,817
EastGroup Properties, Inc.	2,708	445,331
Essential Properties Realty Trust, Inc.	21,678	586,173
Four Corners Property Trust, Inc.	13,954	385,270
QTS Realty Trust, Inc. "A"	4,148	320,640
		2,127,231
Total Common Stocks (Cost $39,410,425)		75,647,015
	Shares	Value ($)
Exchange-Traded Funds 0.5%
SPDR S&P Biotech ETF (a) (Cost $247,239)	2,719	368,153
Securities Lending Collateral 5.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c) (Cost $3,931,870)	3,931,870	3,931,870
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 0.02% (b) (Cost $614,193)	614,193	614,193
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $44,203,727)	105.3	80,561,231
Other Assets and Liabilities, Net	(5.3)	(4,064,240)
Net Assets	100.0	76,496,991
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2021	Value ($) at 6/30/2021
Securities Lending Collateral 5.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c)
5,457,727	—	1,525,857 (d)	—	—	6,025	—	3,931,870	3,931,870
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 0.02% (b)
1,738,142	4,241,822	5,365,771	—	—	175	—	614,193	614,193
7,195,869	4,241,822	6,891,628	—	—	6,200	—	4,546,063	4,546,063
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2021 amounted to $3,880,116, which is 5.1% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
The accompanying notes are an integral part of the financial statements.
Deutsche DWS Variable Series II —DWS Small Mid Cap Growth VIP	| 7

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2021.

ADR: American Depositary Receipt
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$ 75,647,015	$ —	$ —	$ 75,647,015
Exchange-Traded Funds	368,153	—	—	368,153
Short-Term Investments (a)	4,546,063	—	—	4,546,063
Total	$ 80,561,231	$ —	$ —	$ 80,561,231
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
8 |	Deutsche DWS Variable Series II —DWS Small Mid Cap Growth VIP

Statement of Assets and Liabilities
as of June 30, 2021 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $39,657,664) — including $3,880,116 of securities loaned	$ 76,015,168
Investment in DWS Government & Agency Securities Portfolio (cost $3,931,870)*	3,931,870
Investment in DWS Central Cash Management Government Fund (cost $614,193)	614,193
Cash	12,700
Foreign currency, at value (cost $167)	177
Receivable for investments sold	154,367
Dividends receivable	29,575
Interest receivable	1,221
Other assets	544
Total assets	80,759,815
Liabilities
Payable upon return of securities loaned	3,931,870
Payable for investments purchased	201,742
Payable for Fund shares redeemed	50,031
Accrued management fee	33,998
Accrued Trustees' fees	198
Other accrued expenses and payables	44,985
Total liabilities	4,262,824
Net assets, at value	$ 76,496,991
Net Assets Consist of
Distributable earnings (loss)	40,330,837
Paid-in capital	36,166,154
Net assets, at value	$ 76,496,991
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($76,496,991 ÷ 4,208,172 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 18.18
*	Represents collateral on securities loaned.
Statement of Operations
for the six months ended June 30, 2021 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $10)	$ 152,405
Income distributions — DWS Central Cash Management Government Fund	175
Securities lending income, net of borrower rebates	6,025
Total income	158,605
Expenses:
Management fee	205,998
Administration fee	36,331
Services to shareholders	384
Custodian fee	1,176
Professional fees	28,929
Reports to shareholders	16,775
Trustees' fees and expenses	2,441
Other	1,990
Total expenses	294,024
Net investment income (loss)	(135,419)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	4,303,157
Foreign currency	1
4,303,158
Change in net unrealized appreciation (depreciation) on:
Investments	2,710,125
Foreign currency	2
2,710,127
Net gain (loss)	7,013,285
Net increase (decrease) in net assets resulting from operations	$6,877,866

The accompanying notes are an integral part of the financial statements.
Deutsche DWS Variable Series II —DWS Small Mid Cap Growth VIP	| 9

Statements of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations:
Net investment income (loss)	$ (135,419)	$ (28,369)
Net realized gain (loss)	4,303,158	3,757,624
Change in net unrealized appreciation (depreciation)	2,710,127	12,517,964
Net increase (decrease) in net assets resulting from operations	6,877,866	16,247,219
Distributions to shareholders:
Class A	(3,804,844)	(959,731)
Fund share transactions:
Class A
Proceeds from shares sold	1,905,110	3,372,258
Reinvestment of distributions	3,804,844	959,731
Payments for shares redeemed	(5,255,150)	(10,851,170)
Net increase (decrease) in net assets from Class A share transactions	454,804	(6,519,181)
Increase (decrease) in net assets	3,527,826	8,768,307
Net assets at beginning of period	72,969,165	64,200,858
Net assets at end of period	$76,496,991	$ 72,969,165
Other Information
Class A
Shares outstanding at beginning of period	4,186,167	4,698,629
Shares sold	102,555	244,143
Shares issued to shareholders in reinvestment of distributions	211,028	90,115
Shares redeemed	(291,578)	(846,720)
Net increase (decrease) in Class A shares	22,005	(512,462)
Shares outstanding at end of period	4,208,172	4,186,167
The accompanying notes are an integral part of the financial statements.
10 |	Deutsche DWS Variable Series II —DWS Small Mid Cap Growth VIP

Financial Highlights
DWS Small Mid Cap Growth VIP — Class A
	Six Months Ended 6/30/21	Years Ended December 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$17.43	$13.66	$12.68	$21.94	$18.96	$20.90
Income (loss) from investment operations:
Net investment income (loss)[a]	(.03)	(.01)	.01	(.01)	(.02)	.02
Net realized and unrealized gain (loss)	1.71	4.00	2.73	(1.92)	4.08	1.64
Total from investment operations	1.68	3.99	2.74	(1.93)	4.06	1.66
Less distributions from:
Net investment income	(.01)	(.01)	—	—	(.02)	—
Net realized gains	(.92)	(.21)	(1.76)	(7.33)	(1.06)	(3.60)
Total distributions	(.93)	(.22)	(1.76)	(7.33)	(1.08)	(3.60)
Net asset value, end of period	$18.18	$17.43	$13.66	$12.68	$21.94	$18.96
Total Return (%)	9.68 *	30.18 [b]	22.41 [b]	(13.59) [b]	22.12	9.08
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	76	73	64	64	77	118
Ratio of expenses before expense reductions (%)[c]	.79 **	.82	.82	.81	.75	.75
Ratio of expenses after expense reductions (%)[c]	.79 **	.81	.81	.80	.75	.75
Ratio of net investment income (loss) (%)	(.36) **	(.05)	.11	(.06)	(.08)	.11
Portfolio turnover rate (%)	10 *	12	10	32	32	28
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
Deutsche DWS Variable Series II —DWS Small Mid Cap Growth VIP	| 11

Notes to Financial Statements	(Unaudited)
A.	Organization and Significant Accounting Policies
DWS Small Mid Cap Growth VIP (the “Fund”) is a diversified series of Deutsche DWS Variable Series II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs”) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities or ETFs are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund
12 |	Deutsche DWS Variable Series II —DWS Small Mid Cap Growth VIP

continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2021, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.01% annualized effective rate as of June 30, 2021) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2021, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of June 30, 2021

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$ 3,557,920	$ —	$ —	$ —	$ 3,557,920
Exchange-Traded Funds	373,950	—	—	—	373,950
Total Borrowings	$ 3,931,870	$ —	$ —	$ —	$ 3,931,870
Gross amount of recognized liabilities for securities lending transactions:					$ 3,931,870
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At June 30, 2021, the aggregate cost of investments for federal income tax purposes was $44,477,565. The net unrealized for all investments based on tax cost was $36,083,666. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $38,539,224 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $2,455,558.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2020 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated Investments and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during
Deutsche DWS Variable Series II —DWS Small Mid Cap Growth VIP	| 13

such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.	Purchases and Sales of Securities
During the six months ended June 30, 2021, purchases and sales of investment securities (excluding short-term investments) aggregated $7,083,271 and $9,217,132, respectively.
C.	Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA“ or the “Advisor“), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund's average daily net assets	.550%
Next $750 million	.525%
Over $1 billion	.500%
Accordingly, for the six months ended June 30, 2021, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.55% of the Fund’s average daily net assets.
For the period from January 1, 2021 through April 30, 2022, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of Class A at 0.81%.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2021, the Administration Fee was $36,331, of which $5,996 is unpaid.
Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST“), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2021, the amounts charged to the Fund by DSC aggregated $233, of which $72 is unpaid.
14 |	Deutsche DWS Variable Series II —DWS Small Mid Cap Growth VIP

Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2021, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $292, of which $192 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2021, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $454.
D.	Ownership of the Fund
At June 30, 2021, one participating insurance company was owner of record of 10% or more of the total outstanding Class A shares of the Fund, owning 92%.
E.	Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2021.
F.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund's accounting and financial reporting.
Deutsche DWS Variable Series II —DWS Small Mid Cap Growth VIP	| 15

Information About Your Fund’s Expenses	(Unaudited)
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2021 to June 30, 2021).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended June 30, 2021

Actual Fund Return	Class A
Beginning Account Value 1/1/21	$1,000.00
Ending Account Value 6/30/21	$1,096.78
Expenses Paid per $1,000*	$ 4.11
Hypothetical 5% Fund Return	Class A
Beginning Account Value 1/1/21	$1,000.00
Ending Account Value 6/30/21	$1,020.88
Expenses Paid per $1,000*	$ 3.96
*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratio	Class A
Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP	.79%
For more information, please refer to the Fund’s prospectus.
These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.
16 |	Deutsche DWS Variable Series II —DWS Small Mid Cap Growth VIP

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee”) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2021, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2019 through November 30, 2020 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.
Proxy Voting
The Trust’s policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Trust’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Deutsche DWS Variable Series II —DWS Small Mid Cap Growth VIP	| 17

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Small Mid Cap Growth VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2020.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2019, the Fund’s performance (Class A shares) was in the 4th quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the
18 |	Deutsche DWS Variable Series II —DWS Small Mid Cap Growth VIP

one-, three- and five-year periods ended December 31, 2019. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board noted changes in the portfolio management team, effective April 19, 2018. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2019). The Board noted that, effective March 1, 2020, the fee paid to DIMA under the Fund’s administrative services agreement was reduced to 0.097%. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2019, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board noted that the expense limitation agreed to by DIMA was expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Deutsche DWS Variable Series II —DWS Small Mid Cap Growth VIP	| 19

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
The Board also considered that on September 24, 2020, the SEC granted a temporary order permitting DIMA and its affiliates to continue providing investment advisory and underwriting services to the DWS Funds notwithstanding a consent order entered into by Deutsche Bank AG on June 17, 2020 (the “Consent Order”). The Board noted that the temporary order was granted effective as of the date of the Consent Order. The Board also noted various representations by DIMA to the Board relating to the Consent Order, including that the conduct giving rise to the Consent Order (unintentional conduct that resulted from a system outage that prevented Deutsche Bank AG from reporting data in accordance with applicable CFTC requirements for five days in April 2016) did not involve any DWS Fund or services DIMA and its affiliates provide to the DWS Funds, that DIMA and its personnel had no involvement in the alleged conduct giving rise to the Consent Order, and that the DWS Funds would not bear any financial impact or costs relating to the Consent Order.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
20 |	Deutsche DWS Variable Series II —DWS Small Mid Cap Growth VIP

Notes

Notes

Notes

VS2SMCG-3 (R-028388-10 8/21)

June 30, 2021
Semiannual Report
Deutsche DWS Variable Series II

DWS Small Mid Cap Value VIP

Contents
3	Performance Summary
4	Portfolio Summary
4	Portfolio Management Team
5	Investment Portfolio
9	Statement of Assets and Liabilities
9	Statement of Operations
10	Statements of Changes in Net Assets
11	Financial Highlights
13	Notes to Financial Statements
18	Information About Your Fund's Expenses
19	Liquidity Risk Management
19	Proxy Voting
20	Advisory Agreement Board Considerations and Fee Evaluation
This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Stocks may decline in value. Smaller and medium company stocks tend to be more volatile than large company stocks. The impact of the use of quantitative models and the analysis of specific metrics on a stock's performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. Quantitative models also entail the risk that the models themselves may be limited or incorrect. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the ongoing pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2 |	Deutsche DWS Variable Series II —DWS Small Mid Cap Value VIP

Performance Summary	June 30, 2021 (Unaudited)
Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.
Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. Investors should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2021 are 0.88% and 1.25% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment

Yearly periods ended June 30

Russell 2500™ Value Index is an unmanaged index measuring the small- to mid-cap U.S. equity value market.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results
DWS Small Mid Cap Value VIP		6-Month ‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$12,451	$16,014	$12,560	$16,210	$23,308
	Average annual total return	24.51%	60.14%	7.90%	10.14%	8.83%
Russell 2500 Value Index	Growth of $10,000	$12,268	$16,323	$13,528	$17,851	$28,215
	Average annual total return	22.68%	63.23%	10.60%	12.29%	10.93%
DWS Small Mid Cap Value VIP		6-Month ‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$12,432	$15,942	$12,421	$15,919	$22,485
	Average annual total return	24.32%	59.42%	7.50%	9.74%	8.44%
Russell 2500 Value Index	Growth of $10,000	$12,268	$16,323	$13,528	$17,851	$28,215
	Average annual total return	22.68%	63.23%	10.60%	12.29%	10.93%
The growth of $10,000 is cumulative.
‡	Total returns shown for periods less than one year are not annualized.
Deutsche DWS Variable Series II —DWS Small Mid Cap Value VIP	| 3

Portfolio Summary	(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/21	12/31/20
Common Stocks	100%	100%
Cash Equivalents	0%	0%
	100%	100%
Sector Diversification (As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)	6/30/21	12/31/20
Financials	21%	20%
Industrials	17%	17%
Consumer Discretionary	16%	14%
Real Estate	10%	12%
Information Technology	9%	9%
Health Care	7%	7%
Materials	6%	7%
Energy	4%	4%
Communication Services	4%	3%
Consumer Staples	3%	3%
Utilities	3%	4%
	100%	100%
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 5.
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Portfolio Management Team
Pankaj Bhatnagar, PhD, Head of Investment Strategy Equity
Arno V. Puskar, Senior Portfolio Manager Equity
Portfolio Managers
4 |	Deutsche DWS Variable Series II —DWS Small Mid Cap Value VIP

Investment Portfolio	as of June 30, 2021 (Unaudited)
	Shares	Value ($)
Common Stocks 99.8%
Communication Services 3.6%
Entertainment 1.4%
Lions Gate Entertainment Corp. "A"*	51,576	1,067,623
Madison Square Garden Sports Corp.*	1,873	323,224
		1,390,847
Media 1.8%
Interpublic Group of Companies, Inc.	55,820	1,813,592
Wireless Telecommunication Services 0.4%
Telephone & Data Systems, Inc.	20,448	463,351
Consumer Discretionary 15.5%
Auto Components 0.8%
Goodyear Tire & Rubber Co.*	47,665	817,455
Automobiles 0.9%
Winnebago Industries, Inc. (a)	13,988	950,624
Distributors 0.4%
Core-Mark Holding Co., Inc.	7,852	353,419
Hotels, Restaurants & Leisure 4.0%
Aramark (a)	21,267	792,196
Boyd Gaming Corp.*	10,785	663,170
Choice Hotels International, Inc.	2,519	299,408
International Game Technology PLC* (a)	51,377	1,230,993
Red Rock Resorts, Inc. "A"* (a)	26,065	1,107,762
		4,093,529
Household Durables 2.1%
Beazer Homes U.S.A., Inc.*	25,280	487,651
PulteGroup, Inc.	29,316	1,599,774
		2,087,425
Internet & Direct Marketing Retail 2.4%
Overstock.com, Inc.*	14,352	1,323,255
Qurate Retail, Inc. "A"	86,535	1,132,743
		2,455,998
Leisure Products 2.0%
Brunswick Corp. (a)	16,400	1,633,768
Nautilus, Inc.* (a)	21,448	361,399
		1,995,167
Specialty Retail 0.5%
American Eagle Outfitters, Inc.	13,712	514,611
	Shares	Value ($)
Textiles, Apparel & Luxury Goods 2.4%
Columbia Sportswear Co.	15,364	1,511,203
Under Armour, Inc. "A"*	42,542	899,763
		2,410,966
Consumer Staples 3.4%
Food & Staples Retailing 0.5%
The Andersons, Inc. (a)	17,817	543,953
Food Products 1.0%
Darling Ingredients, Inc.*	10,689	721,508
Hostess Brands, Inc.* (a)	16,742	271,053
		992,561
Household Products 1.9%
Central Garden & Pet Co.* (a)	18,906	1,000,694
Spectrum Brands Holdings, Inc.	11,070	941,393
		1,942,087
Energy 4.3%
Energy Equipment & Services 0.3%
NexTier Oilfield Solutions, Inc.*	63,879	304,064
Oil, Gas & Consumable Fuels 4.0%
Bonanza Creek Energy, Inc. (a)	9,463	445,423
Devon Energy Corp.	39,008	1,138,644
Renewable Energy Group, Inc.*	5,134	320,054
Targa Resources Corp.	47,649	2,117,998
		4,022,119
Financials 20.5%
Banks 9.1%
BankUnited, Inc.	40,858	1,744,228
Commerce Bancshares, Inc. (a)	3,269	243,737
ConnectOne Bancorp., Inc. (a)	10,991	287,634
Eagle Bancorp., Inc. (a)	28,325	1,588,466
Flushing Financial Corp.	13,671	292,970
Hancock Whitney Corp.	27,179	1,207,835
Hilltop Holdings, Inc. (a)	25,980	945,672
Primis Financial Corp.	24,377	371,993
Simmons First National Corp. "A"	30,801	903,701
UMB Financial Corp. (a)	14,325	1,333,084
Valley National Bancorp. (a)	21,242	285,280
		9,204,600
Capital Markets 1.3%
Donnelley Financial Solutions, Inc.*	41,779	1,378,707

The accompanying notes are an integral part of the financial statements.
Deutsche DWS Variable Series II —DWS Small Mid Cap Value VIP	| 5

	Shares	Value ($)
Consumer Finance 1.3%
Credit Acceptance Corp.* (a)	1,922	872,799
Navient Corp.	24,276	469,255
		1,342,054
Diversified Financial Services 1.0%
Voya Financial, Inc.	15,943	980,495
Insurance 5.3%
AMERISAFE, Inc.	7,481	446,541
Assurant, Inc.	10,659	1,664,723
Athene Holding Ltd. "A"*	4,932	332,910
Brown & Brown, Inc.	39,183	2,082,184
Everest Re Group Ltd.	3,325	837,933
		5,364,291
Mortgage Real Estate Investment Trusts (REITs) 1.6%
Blackstone Mortgage Trust, Inc. "A" (a)	8,235	262,614
Ellington Financial, Inc.	38,422	735,781
PennyMac Mortgage Investment Trust (a)	17,700	372,762
Redwood Trust, Inc.	25,934	313,024
		1,684,181
Thrifts & Mortgage Finance 0.9%
Walker & Dunlop, Inc.	8,497	886,917
Health Care 7.0%
Biotechnology 2.5%
Agios Pharmaceuticals, Inc.* (a)	7,196	396,571
Bluebird Bio, Inc.* (a)	10,949	350,149
Myriad Genetics, Inc.*	28,279	864,772
Novavax, Inc.* (a)	2,525	536,083
Sage Therapeutics, Inc.* (a)	6,809	386,819
		2,534,394
Health Care Equipment & Supplies 1.2%
ICU Medical, Inc.*	1,523	313,434
Invacare Corp.* (a)	69,559	561,341
Pulmonx Corp.* (a)	7,136	314,840
		1,189,615
Health Care Providers & Services 0.7%
Molina Healthcare, Inc.*	2,825	714,895
Life Sciences Tools & Services 2.0%
Bruker Corp. (a)	7,998	607,688
PerkinElmer, Inc.	6,317	975,408
Syneos Health, Inc.*	5,342	478,056
		2,061,152
Pharmaceuticals 0.6%
Endo International PLC* (a)	54,626	255,649
Reata Pharmaceuticals, Inc. "A"* (a)	2,709	383,405
		639,054
	Shares	Value ($)
Industrials 16.9%
Aerospace & Defense 1.8%
Teledyne Technologies, Inc.*	1,740	728,764
Virgin Galactic Holdings Inc.* (a)	24,377	1,121,342
		1,850,106
Air Freight & Logistics 1.5%
Atlas Air Worldwide Holdings, Inc.* (a)	10,970	747,167
XPO Logistics, Inc.*	5,557	777,369
		1,524,536
Airlines 0.3%
Mesa Air Group, Inc.* (a)	28,416	265,121
Building Products 0.6%
Resideo Technologies, Inc.*	13,394	401,820
Simpson Manufacturing Co., Inc.	2,358	260,418
		662,238
Commercial Services & Supplies 0.7%
IAA, Inc.* (a)	8,930	487,042
Interface, Inc.	18,505	283,127
		770,169
Construction & Engineering 1.7%
Jacobs Engineering Group, Inc.	13,194	1,760,344
Electrical Equipment 1.9%
EnerSys	19,537	1,909,351
Industrial Conglomerates 1.8%
Carlisle Companies, Inc.	9,414	1,801,651
IT Services 0.6%
Leidos Holdings, Inc. (a)	5,964	602,960
Machinery 3.8%
Hillenbrand, Inc.	39,891	1,758,395
Pentair PLC (a)	6,838	461,497
The Manitowoc Co., Inc.* (a)	65,696	1,609,552
		3,829,444
Road & Rail 0.5%
Knight-Swift Transportation Holdings, Inc. (a)	10,968	498,605
Trading Companies & Distributors 1.7%
MRC Global, Inc.* (a)	68,155	640,657
NOW, Inc.* (a)	110,764	1,051,150
		1,691,807
Information Technology 8.9%
Communications Equipment 1.6%
Ciena Corp.*	8,005	455,405
CommScope Holding Co., Inc.*	55,124	1,174,692
		1,630,097
The accompanying notes are an integral part of the financial statements.
6 |	Deutsche DWS Variable Series II —DWS Small Mid Cap Value VIP

	Shares	Value ($)
Electronic Equipment, Instruments & Components 2.8%
Arlo Technologies, Inc.* (a)	103,100	697,987
Avnet, Inc.	23,851	955,948
Insight Enterprises, Inc.*	6,858	685,869
SYNNEX Corp.	3,858	469,750
		2,809,554
IT Services 1.5%
Alliance Data Systems Corp. (a)	8,972	934,793
Concentrix Corp.*	3,463	556,850
		1,491,643
Semiconductors & Semiconductor Equipment 1.0%
Cirrus Logic, Inc.*	12,060	1,026,547
Software 2.0%
Cloudera, Inc.*	29,467	467,347
Cognyte Software Ltd.* (a)	24,927	610,711
Verint Systems, Inc.* (a)	20,784	936,735
		2,014,793
Materials 6.5%
Chemicals 2.8%
Albemarle Corp.	1,936	326,139
Avient Corp. (a)	10,984	539,973
H.B. Fuller Co.	6,231	396,354
Kraton Corp.* (a)	40,580	1,310,328
The Mosaic Co.	9,410	300,273
		2,873,067
Containers & Packaging 0.5%
Graphic Packaging Holding Co.	24,711	448,257
Metals & Mining 3.2%
Coeur Mining, Inc.* (a)	131,253	1,165,527
Steel Dynamics, Inc.	34,505	2,056,498
		3,222,025
Real Estate 10.0%
Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp.	10,124	713,641
Duke Realty Corp.	16,173	765,792
Gaming and Leisure Properties, Inc. (a)	32,357	1,499,100
	Shares	Value ($)
Highwoods Properties, Inc.	27,352	1,235,490
Iron Mountain, Inc.	8,087	342,242
Lexington Realty Trust (a)	108,419	1,295,607
NexPoint Residential Trust, Inc. (a)	10,378	570,582
Safehold, Inc. (a)	3,722	292,177
SITE Centers Corp. (a)	38,885	585,608
STAG Industrial, Inc.	52,878	1,979,223
Urban Edge Properties (a)	47,255	902,570
		10,182,032
Utilities 3.2%
Electric Utilities 2.3%
IDACORP, Inc. (a)	11,735	1,144,162
PG&E Corp.*	32,971	335,315
Pinnacle West Capital Corp.	10,509	861,423
		2,340,900
Gas Utilities 0.9%
UGI Corp.	20,166	933,888
Total Common Stocks (Cost $71,698,978)		101,271,258
Securities Lending Collateral 17.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c) (Cost $17,646,074)	17,646,074	17,646,074
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 0.02% (b) (Cost $378,728)	378,728	378,728
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $89,723,780)	117.6	119,296,060
Other Assets and Liabilities, Net	(17.6)	(17,816,487)
Net Assets	100.0	101,479,573
The accompanying notes are an integral part of the financial statements.
Deutsche DWS Variable Series II —DWS Small Mid Cap Value VIP	| 7

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2021	Value ($) at 6/30/2021
Securities Lending Collateral 17.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c)
2,438,401	15,207,673 (d)	—	—	—	5,780	—	17,646,074	17,646,074
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 0.02% (b)
259,282	8,149,465	8,030,019	—	—	156	—	378,728	378,728
2,697,683	23,357,138	8,030,019	—	—	5,936	—	18,024,802	18,024,802
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2021 amounted to $16,780,678, which is 16.5% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2021.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$ 101,271,258	$ —	$ —	$ 101,271,258
Short-Term Investments (a)	18,024,802	—	—	18,024,802
Total	$ 119,296,060	$ —	$ —	$ 119,296,060
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
8 |	Deutsche DWS Variable Series II —DWS Small Mid Cap Value VIP

Statement of Assets and Liabilities
as of June 30, 2021 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $71,698,978) — including $16,780,678 of securities loaned	$ 101,271,258
Investment in DWS Government & Agency Securities Portfolio (cost $17,646,074)*	17,646,074
Investment in DWS Central Cash Management Government Fund (cost $378,728)	378,728
Cash	12,462
Receivable for Fund shares sold	2,835
Dividends receivable	85,865
Interest receivable	3,141
Other assets	868
Total assets	119,401,231
Liabilities
Payable upon return of securities loaned	17,646,074
Payable for Fund shares redeemed	161,872
Accrued management fee	54,930
Accrued Trustees' fees	709
Other accrued expenses and payables	58,073
Total liabilities	17,921,658
Net assets, at value	$ 101,479,573
Net Assets Consist of
Distributable earnings (loss)	26,289,907
Paid-in capital	75,189,666
Net assets, at value	$ 101,479,573
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($81,147,883 ÷ 5,498,056 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 14.76
Class B
Net Asset Value, offering and redemption price per share ($20,331,690 ÷ 1,375,979 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 14.78
*	Represents collateral on securities loaned.

Statement of Operations
for the six months ended June 30, 2021 (Unaudited)

Investment Income
Income:
Dividends	$ 758,603
Income distributions — DWS Central Cash Management Government Fund	156
Securities lending income, net of borrower rebates	5,780
Total income	764,539
Expenses:
Management fee	311,467
Administration fee	46,480
Services to shareholders	1,245
Record keeping fee (Class B)	11,428
Distribution service fee (Class B)	23,851
Custodian fee	1,206
Professional fees	25,823
Reports to shareholders	17,468
Trustees' fees and expenses	2,293
Other	2,264
Total expenses before expense reductions	443,525
Expense reductions	(11,854)
Total expenses after expense reductions	431,671
Net investment income	332,868
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	5,155,819
Payments by affiliates (see Note F)	8,938
5,164,757
Change in net unrealized appreciation (depreciation) on investments	14,921,019
Net gain (loss)	20,085,776
Net increase (decrease) in net assets resulting from operations	$20,418,644

The accompanying notes are an integral part of the financial statements.
Deutsche DWS Variable Series II —DWS Small Mid Cap Value VIP	| 9

Statements of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations:
Net investment income	$ 332,868	$ 1,151,659
Net realized gain (loss)	5,164,757	(8,657,454)
Change in net unrealized appreciation (depreciation)	14,921,019	5,071,194
Net increase (decrease) in net assets resulting from operations	20,418,644	(2,434,601)
Distributions to shareholders:
Class A	(986,559)	(6,015,690)
Class B	(171,519)	(1,399,898)
Total distributions	(1,158,078)	(7,415,588)
Fund share transactions:
Class A
Proceeds from shares sold	7,037,358	5,262,531
Reinvestment of distributions	986,559	6,015,690
Payments for shares redeemed	(12,533,527)	(11,188,291)
Net increase (decrease) in net assets from Class A share transactions	(4,509,610)	89,930
Class B
Proceeds from shares sold	1,375,255	3,507,387
Reinvestment of distributions	171,519	1,399,898
Payments for shares redeemed	(2,097,073)	(3,035,924)
Net increase (decrease) in net assets from Class B share transactions	(550,299)	1,871,361
Increase (decrease) in net assets	14,200,657	(7,888,898)
Net assets at beginning of period	87,278,916	95,167,814
Net assets at end of period	$101,479,573	$ 87,278,916
Other Information
Class A
Shares outstanding at beginning of period	5,853,631	5,666,170
Shares sold	504,831	527,815
Shares issued to shareholders in reinvestment of distributions	67,758	725,656
Shares redeemed	(928,164)	(1,066,010)
Net increase (decrease) in Class A shares	(355,575)	187,461
Shares outstanding at end of period	5,498,056	5,853,631
Class B
Shares outstanding at beginning of period	1,418,467	1,216,620
Shares sold	96,770	321,995
Shares issued to shareholders in reinvestment of distributions	11,756	168,662
Shares redeemed	(151,014)	(288,810)
Net increase (decrease) in Class B shares	(42,488)	201,847
Shares outstanding at end of period	1,375,979	1,418,467
The accompanying notes are an integral part of the financial statements.
10 |	Deutsche DWS Variable Series II —DWS Small Mid Cap Value VIP

Financial Highlights
DWS Small Mid Cap Value VIP — Class A
	Six Months Ended 6/30/21	Years Ended December 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$12.00	$13.83	$12.21	$17.88	$16.65	$15.97
Income (loss) from investment operations:
Net investment income[a]	.05	.16	.18	.10	.17	.15
Net realized and unrealized gain (loss)	2.89	(.90)	2.53 [b]	(2.47)	1.55	2.34
Total from investment operations	2.94	(.74)	2.71	(2.37)	1.72	2.49
Less distributions from:
Net investment income	(.18)	(.16)	(.10)	(.24)	(.12)	(.10)
Net realized gains	—	(.93)	(.99)	(3.06)	(.37)	(1.71)
Total distributions	(.18)	(1.09)	(1.09)	(3.30)	(.49)	(1.81)
Net asset value, end of period	$14.76	$12.00	$13.83	$12.21	$17.88	$16.65
Total Return (%)[c]	24.51 *	(1.80)	22.76 [b]	(16.01)	10.52	16.89
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	81	70	78	70	96	153
Ratio of expenses before expense reductions (%)[d]	.85 **	.88	.88	.87	.83	.83
Ratio of expenses after expense reductions (%)[d]	.83 **	.82	.83	.81	.83	.82
Ratio of net investment income (%)	.77 **	1.57	1.35	.65	.98	.99
Portfolio turnover rate (%)	18 *	43	55	64	35	53
[a]	Based on average shares outstanding during the period.
[b]	Includes proceeds from a non-recurring litigation payment amounting to $0.14 per share and 1.07% of average daily net assets, for the year ended December 31, 2019.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
*	Not annualized
**	Annualized

The accompanying notes are an integral part of the financial statements.
Deutsche DWS Variable Series II —DWS Small Mid Cap Value VIP	| 11

DWS Small Mid Cap Value VIP — Class B
	Six Months Ended 6/30/21	Years Ended December 31,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$11.99	$13.82	$12.20	$17.86	$16.63	$15.95
Income (loss) from investment operations:
Net investment income[a]	.03	.13	.13	.05	.11	.09
Net realized and unrealized gain (loss)	2.88	(.90)	2.53 [b]	(2.48)	1.55	2.34
Total from investment operations	2.91	(.77)	2.66	(2.43)	1.66	2.43
Less distributions from:
Net investment income	(.12)	(.13)	(.05)	(.17)	(.06)	(.04)
Net realized gains	—	(.93)	(.99)	(3.06)	(.37)	(1.71)
Total distributions	(.12)	(1.06)	(1.04)	(3.23)	(.43)	(1.75)
Net asset value, end of period	$14.78	$11.99	$13.82	$12.20	$17.86	$16.63
Total Return (%)[c]	24.32 *	(2.18)	22.32 [b]	(16.32)	10.13	16.47
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	20	17	17	15	19	15
Ratio of expenses before expense reductions (%)[d]	1.22 **	1.25	1.25	1.24	1.19	1.19
Ratio of expenses after expense reductions (%)[d]	1.20 **	1.19	1.19	1.16	1.19	1.18
Ratio of net investment income (%)	.40 **	1.21	.99	.30	.65	.57
Portfolio turnover rate (%)	18 *	43	55	64	35	53
[a]	Based on average shares outstanding during the period.
[b]	Includes proceeds from a non-recurring litigation payment amounting to $0.14 per share and 1.07% of average daily net assets, for the year ended December 31, 2019.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
12 |	Deutsche DWS Variable Series II —DWS Small Mid Cap Value VIP

Notes to Financial Statements	(Unaudited)
A.	Organization and Significant Accounting Policies
DWS Small Mid Cap Value VIP (the “Fund”) is a diversified series of Deutsche DWS Variable Series II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.
Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Sales of Class B shares are subject to recordkeeping fees of up to 0.15% and Rule 12b-1 fees under the 1940 Act equal to an annual rate of up to 0.25% of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class (including the applicable Rule 12b-1 fee and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at
Deutsche DWS Variable Series II —DWS Small Mid Cap Value VIP	| 13

the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash and/or U.S. Treasury Securities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2021, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.01% annualized effective rate as of June 30, 2021) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2021, the Fund had securities on loan, which were classified as Common Stocks in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
Taxes.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.
At December 31, 2020, the Fund had net tax basis capital loss carryforwards of approximately $8,694,000, including short-term losses ($2,621,000) and long-term losses ($6,073,000), which may be applied against realized net taxable capital gains indefinitely.
At June 30, 2021, the aggregate cost of investments for federal income tax purposes was $89,849,274. The net unrealized appreciation for all investments based on tax cost was $29,446,786. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $30,609,861 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $1,163,075.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2020 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
14 |	Deutsche DWS Variable Series II —DWS Small Mid Cap Value VIP

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Real Estate Investment Trusts.  The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.	Purchases and Sales of Securities
During the six months ended June 30, 2021, purchases and sales of investment securities (excluding short-term instruments) aggregated $17,332,095 and $23,146,738, respectively.
C.	Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million	.650%
Next $750 million	.620%
Next $1.5 billion	.600%
Next $2.5 billion	.580%
Next $2.5 billion	.550%
Next $2.5 billion	.540%
Next $2.5 billion	.530%
Over $12.5 billion	.520%
Deutsche DWS Variable Series II —DWS Small Mid Cap Value VIP	| 15

Accordingly, for the six months ended June 30, 2021, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.65% of the Fund’s average daily net assets.
For the period from January 1, 2021 through April 30, 2021, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.82%
Class B	1.19%
Effective May 1, 2021 through April 30, 2022, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.84%
Class B	1.21%
For the six months ended June 30, 2021, fees waived and/or expenses reimbursed for each class were as follows:
Class A	$ 9,333
Class B	2,521
$ 11,854
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2021, the Administration Fee was $46,480, of which $8,236 is unpaid.
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2021, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2021
Class A	$ 416	$ 127
Class B	316	102
	$ 732	$ 229
Distribution Service Agreement. Under the Fund’s Class B 12b-1 plan, DWS Distributors, Inc. (“DDI”) received a fee (“Distribution Service Fee”) of up to 0.25% of average daily net assets of Class B shares. For the six months ended June 30, 2021, the Distribution Service Fee aggregated $23,851, of which $4,194 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2021, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $513, of which $294 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under
16 |	Deutsche DWS Variable Series II —DWS Small Mid Cap Value VIP

the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
D.	Ownership of the Fund
At June 30, 2021, one participating insurance company was owner of record of 10% or more of the total outstanding Class A shares of the Fund, owning 68%. Four participating insurance companies were owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 28%, 18%, 17% and 12%, respectively.
E.	Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2021.
F.	Payments by Affiliates
During the six months ended June 30, 2021, the Advisor agreed to reimburse the Fund $8,938 for commission costs incurred in connection with purchases and sales of portfolio assets. The amount reimbursed was less than 0.01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.
G.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund's accounting and financial reporting.
Deutsche DWS Variable Series II —DWS Small Mid Cap Value VIP	| 17

Information About Your Fund’s Expenses	(Unaudited)
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2021 to June 30, 2021).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended June 30, 2021

Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/21	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/21	$ 1,245.10	$ 1,243.20
Expenses Paid per $1,000*	$ 4.62	$ 6.67
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/21	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/21	$ 1,020.68	$ 1,018.84
Expenses Paid per $1,000*	$ 4.16	$ 6.01
*	Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	Class A	Class B
Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP	.83%	1.20%
For more information, please refer to the Fund’s prospectus.
These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.
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Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee”) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2021, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2019 through November 30, 2020 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.
Proxy Voting
The Trust’s policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Trust’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
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Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Small Mid Cap Value VIP’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2020.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2019, the Fund’s performance (Class A shares) was in the 4th quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being
20 |	Deutsche DWS Variable Series II —DWS Small Mid Cap Value VIP

the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2019. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board noted certain changes in the Fund’s portfolio management team that were made effective February 14, 2019. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2019). The Board noted that, effective March 1, 2020, the fee paid to DIMA under the Fund’s administrative services agreement was reduced to 0.097%. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2019, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds”) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public
Deutsche DWS Variable Series II —DWS Small Mid Cap Value VIP	| 21

relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
The Board also considered that on September 24, 2020, the SEC granted a temporary order permitting DIMA and its affiliates to continue providing investment advisory and underwriting services to the DWS Funds notwithstanding a consent order entered into by Deutsche Bank AG on June 17, 2020 (the “Consent Order”). The Board noted that the temporary order was granted effective as of the date of the Consent Order. The Board also noted various representations by DIMA to the Board relating to the Consent Order, including that the conduct giving rise to the Consent Order (unintentional conduct that resulted from a system outage that prevented Deutsche Bank AG from reporting data in accordance with applicable CFTC requirements for five days in April 2016) did not involve any DWS Fund or services DIMA and its affiliates provide to the DWS Funds, that DIMA and its personnel had no involvement in the alleged conduct giving rise to the Consent Order, and that the DWS Funds would not bear any financial impact or costs relating to the Consent Order.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
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Notes

VS2SMCV-3 (R-028381-10 8/21)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Income Builder VIP, DWS Small Mid Cap Growth VIP, and DWS Small Mid Cap Value VIP, each a series of Deutsche DWS Variable Series II

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	9/24/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	9/24/2021

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	9/24/2021